UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

September 30, 2021

Capital Preservation Fund
Investor Class (CPFXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2021
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.41%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	53 days
Weighted Average Life	102 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	45%
31-90 days	39%
91-180 days	6%
More than 180 days	10%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.10	$0.25	0.05%
Hypothetical
Investor Class	$1,000	$1,024.82	$0.25	0.05%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY BILLS(1) — 67.3%
U.S. Treasury Bills, 0.04%, 10/5/21	$29,200,000	$29,199,867
U.S. Treasury Bills, 0.14%, 10/7/21	50,000,000	49,999,297
U.S. Treasury Bills, 0.05%, 10/12/21	67,500,000	67,499,018
U.S. Treasury Bills, 0.04%, 10/14/21	50,000,000	49,999,188
U.S. Treasury Bills, 0.04%, 10/21/21	80,000,000	79,997,982
U.S. Treasury Bills, 0.05%, 10/26/21	95,000,000	94,996,215
U.S. Treasury Bills, 0.04%, 10/28/21	85,000,000	84,997,262
U.S. Treasury Bills, 0.06%, 11/2/21	113,500,000	113,494,140
U.S. Treasury Bills, 0.05%, 11/4/21	78,250,000	78,246,327
U.S. Treasury Bills, 0.05%, 11/12/21	75,000,000	74,995,625
U.S. Treasury Bills, 0.03%, 11/18/21	88,000,000	87,995,187
U.S. Treasury Bills, 0.06%, 11/26/21	74,600,000	74,593,618
U.S. Treasury Bills, 0.05%, 12/2/21	34,992,000	34,989,288
U.S. Treasury Bills, 0.04%, 12/9/21	20,000,000	19,998,467
U.S. Treasury Bills, 0.06%, 12/23/21	77,500,000	77,492,478
U.S. Treasury Bills, 0.04%, 12/30/21	50,000,000	49,995,625
U.S. Treasury Bills, 0.05%, 1/13/22	25,000,000	24,996,389
U.S. Treasury Bills, 0.08%, 2/24/22	25,000,000	24,991,686
U.S. Treasury Bills, 0.05%, 3/31/22	50,000,000	49,987,431
U.S. Treasury Bills, 0.07%, 9/8/22	24,950,000	24,934,269
U.S. Treasury Cash Management Bills, 0.04%, 10/19/21	105,630,000	105,627,244
U.S. Treasury Cash Management Bills, 0.06%, 11/1/21	100,000,000	99,994,783
U.S. Treasury Cash Management Bills, 0.05%, 11/9/21	55,000,000	54,996,858
U.S. Treasury Cash Management Bills, 0.05%, 12/7/21	19,750,000	19,748,162
TOTAL U.S. TREASURY BILLS		1,473,766,406
U.S. TREASURY NOTES(1) — 32.1%
U.S. Treasury Notes, 2.875%, 10/15/21	27,500,000	27,529,537
U.S. Treasury Notes, 2.00%, 10/31/21	7,000,000	7,010,963
U.S. Treasury Notes, 2.875%, 11/15/21	80,000,000	80,273,643
U.S. Treasury Notes, 1.875%, 11/30/21	25,000,000	25,074,531
U.S. Treasury Notes, 1.625%, 12/31/21	12,500,000	12,549,393
U.S. Treasury Notes, 2.00%, 2/15/22	10,000,000	10,073,184
U.S. Treasury Notes, 1.125%, 2/28/22	12,500,000	12,554,426
U.S. Treasury Notes, 0.375%, 3/31/22	32,500,000	32,550,748
U.S. Treasury Notes, 1.875%, 3/31/22	20,000,000	20,180,402
U.S. Treasury Notes, 0.125%, 4/30/22	25,000,000	25,010,613
U.S. Treasury Notes, 1.75%, 4/30/22	12,500,000	12,623,360
U.S. Treasury Notes, 1.75%, 6/15/22	12,500,000	12,648,530
U.S. Treasury Notes, 1.50%, 8/15/22	27,500,000	27,840,219
U.S. Treasury Notes, VRN, 0.34%, (3-month USBMMY plus 0.30%), 10/31/21	33,000,000	33,006,651
U.S. Treasury Notes, VRN, 0.19%, (3-month USBMMY plus 0.15%), 1/31/22	95,000,000	95,026,098
U.S. Treasury Notes, VRN, 0.15%, (3-month USBMMY plus 0.11%), 4/30/22	105,940,000	105,968,977
U.S. Treasury Notes, VRN, 0.09%, (3-month USBMMY plus 0.06%), 7/31/22	28,650,000	28,651,048

	Principal Amount	Value
U.S. Treasury Notes, VRN, 0.09%, (3-month USBMMY plus 0.06%), 10/31/22	$34,250,000	$34,263,113
U.S. Treasury Notes, VRN, 0.08%, (3-month USBMMY plus 0.05%), 1/31/23	75,000,000	75,027,376
U.S. Treasury Notes, VRN, 0.07%, (3-month USBMMY plus 0.03%), 4/30/23	25,000,000	25,003,597
TOTAL U.S. TREASURY NOTES		702,866,409
U.S. TREASURY BONDS(1) — 0.4%
U.S. Treasury Bonds, 8.00%, 11/15/21	10,000,000	10,096,981
TOTAL INVESTMENT SECURITIES — 99.8%		2,186,729,796
OTHER ASSETS AND LIABILITIES — 0.2%		3,330,594
TOTAL NET ASSETS — 100.0%		$2,190,060,390

NOTES TO SCHEDULE OF INVESTMENTS
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes and U.S. Treasury Bonds are the stated coupon rates.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,186,729,796
Cash	30,886
Receivable for capital shares sold	2,107,167
Interest receivable	2,173,953
2,191,041,802

Liabilities
Payable for capital shares redeemed	899,773
Accrued management fees	81,550
Dividends payable	89
981,412

Net Assets	$2,190,060,390

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,190,054,536

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,190,057,426
Distributable earnings	2,964
$2,190,060,390

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$607,660

Expenses:
Management fees	5,212,381
Trustees' fees and expenses	74,089
5,286,470
Fees waived	(4,789,651)
496,819

Net investment income (loss)	110,841

Net realized gain (loss) on investment transactions	(111)

Net Increase (Decrease) in Net Assets Resulting from Operations	$110,730

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$110,841	$329,680
Net realized gain (loss)	(111)	2,571
Net increase (decrease) in net assets resulting from operations	110,730	332,251

Distributions to Shareholders
From earnings	(110,841)	(329,680)

Capital Share Transactions
Proceeds from shares sold	345,767,976	1,053,529,982
Proceeds from reinvestment of distributions	108,529	323,676
Payments for shares redeemed	(442,695,630)	(941,803,596)
Net increase (decrease) in net assets from capital share transactions	(96,819,125)	112,050,062

Net increase (decrease) in net assets	(96,819,236)	112,052,633

Net Assets
Beginning of period	2,286,879,626	2,174,826,993
End of period	$2,190,060,390	$2,286,879,626

Transactions in Shares of the Fund
Sold	345,767,976	1,053,529,982
Issued in reinvestment of distributions	108,529	323,676
Redeemed	(442,695,630)	(941,803,596)
Net increase (decrease) in shares of the fund	(96,819,125)	112,050,062

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended September 30, 2021 was 0.47% before waiver and 0.04% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2021, the fund had accumulated short-term capital losses of $(2,325), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2021(2)	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.05%(4)	0.48%(4)	0.01%(4)	(0.42)%(4)	$2,190,060
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.21%	0.48%	0.01%	(0.26)%	$2,286,880
2020	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	1.49%	0.48%	0.48%	1.48%	1.48%	$2,174,827
2019	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.63%	0.48%	0.48%	1.62%	1.62%	$2,091,234
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.63%	0.48%	0.48%	0.62%	0.62%	$2,067,473
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.03%	0.39%	0.48%	0.03%	(0.06)%	$2,215,051

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2021 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above the median of its peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
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American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90808 2111

Semiannual Report

September 30, 2021

Ginnie Mae Fund
Investor Class (BGNMX)
I Class (AGMHX)
A Class (BGNAX)
C Class (BGNCX)
R Class (AGMWX)
R5 Class (AGMNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	97.1%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	7.4%
Temporary Cash Investments	27.7%
Other Assets and Liabilities	(32.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$996.00	$2.70	0.54%
I Class	$1,000	$996.50	$2.20	0.44%
A Class	$1,000	$994.80	$3.95	0.79%
C Class	$1,000	$991.00	$7.69	1.54%
R Class	$1,000	$993.50	$5.20	1.04%
R5 Class	$1,000	$997.00	$1.70	0.34%
Hypothetical
Investor Class	$1,000	$1,022.36	$2.74	0.54%
I Class	$1,000	$1,022.86	$2.23	0.44%
A Class	$1,000	$1,021.11	$4.00	0.79%
C Class	$1,000	$1,017.35	$7.79	1.54%
R Class	$1,000	$1,019.85	$5.27	1.04%
R5 Class	$1,000	$1,023.36	$1.72	0.34%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 97.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.8%
GNMA, VRN, 1.625%, (1-year H15T1Y plus 1.50%), 8/20/47 to 3/20/48	$7,106,229	$7,391,927
GNMA, VRN, 1.875%, (1-year H15T1Y plus 1.50%), 4/20/38	2,635,327	2,756,598
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 2/20/34	2,600,327	2,674,427
GNMA, VRN, 2.125%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	2,145,761	2,236,739
GNMA, VRN, 2.25%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	1,586,003	1,658,622
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 8/20/49	2,925,162	3,029,705
		19,748,018
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 94.3%
GNMA, 2.00%, 4/20/51	38,945,566	39,553,336
GNMA, 2.50%, TBA	67,875,000	70,072,984
GNMA, 2.50%, 6/20/46 to 9/20/51	150,795,811	155,907,084
GNMA, 3.00%, TBA	59,775,000	62,455,536
GNMA, 3.00%, 2/20/43 to 9/20/51	101,818,857	107,094,042
GNMA, 3.50%, TBA	34,250,000	36,016,685
GNMA, 3.50%, 12/20/41 to 1/20/48	64,123,718	69,230,778
GNMA, 3.50%, 4/20/42(1)	13,387,965	14,480,294
GNMA, 4.00%, 12/20/39 to 2/20/47	43,754,998	48,183,400
GNMA, 4.50%, 7/15/33 to 3/20/42	21,854,927	24,563,190
GNMA, 5.00%, 6/15/33 to 5/20/41	20,687,467	23,818,415
GNMA, 5.50%, 4/15/33 to 8/15/39	12,997,078	15,090,979
GNMA, 6.00%, 2/20/26 to 2/20/39	10,705,471	12,483,871
GNMA, 6.50%, 9/20/23 to 11/15/38	1,430,763	1,687,338
GNMA, 7.00%, 12/20/25 to 12/20/29	263,007	304,984
GNMA, 7.25%, 6/15/23	7,968	7,998
GNMA, 7.50%, 12/20/23 to 2/20/31	65,535	77,956
GNMA, 8.00%, 2/15/22 to 7/20/30	156,756	162,442
GNMA, 8.25%, 1/15/22 to 2/15/22	4,272	4,282
GNMA, 8.50%, 2/15/22 to 12/15/30	61,521	69,769
GNMA, 8.75%, 7/15/27	23,094	23,197
GNMA, 9.00%, 4/15/22 to 12/15/24	3,316	3,333
GNMA, 9.25%, 3/15/25	18,476	18,561
GNMA, 9.50%, 12/20/24 to 7/20/25	17,945	18,138
		681,328,592
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $689,323,470)		701,076,610
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4%
GNMA, Series 2002-13, Class FA, VRN, 0.58%, (1-month LIBOR plus 0.50%), 2/16/32	203,928	203,885
GNMA, Series 2003-110, Class F, VRN, 0.49%, (1-month LIBOR plus 0.40%), 10/20/33	737,422	740,172
GNMA, Series 2003-66, Class HF, VRN, 0.54%, (1-month LIBOR plus 0.45%), 8/20/33	400,112	401,647
GNMA, Series 2004-76, Class F, VRN, 0.49%, (1-month LIBOR plus 0.40%), 9/20/34	678,867	682,447
6

	Principal Amount	Value
GNMA, Series 2005-13, Class FA, VRN, 0.29%, (1-month LIBOR plus 0.20%), 2/20/35	$1,490,968	$1,490,915
GNMA, Series 2007-5, Class FA, VRN, 0.23%, (1-month LIBOR plus 0.14%), 2/20/37	1,472,810	1,470,826
GNMA, Series 2007-58, Class FC, VRN, 0.59%, (1-month LIBOR plus 0.50%), 10/20/37	892,767	899,928
GNMA, Series 2007-74, Class FL, VRN, 0.54%, (1-month LIBOR plus 0.46%), 11/16/37	2,531,424	2,547,735
GNMA, Series 2008-18, Class FH, VRN, 0.69%, (1-month LIBOR plus 0.60%), 2/20/38	1,291,165	1,291,609
GNMA, Series 2008-2, Class LF, VRN, 0.55%, (1-month LIBOR plus 0.46%), 1/20/38	1,086,840	1,096,718
GNMA, Series 2008-27, Class FB, VRN, 0.64%, (1-month LIBOR plus 0.55%), 3/20/38	2,102,016	2,118,896
GNMA, Series 2008-61, Class KF, VRN, 0.76%, (1-month LIBOR plus 0.67%), 7/20/38	1,043,214	1,052,192
GNMA, Series 2008-73, Class FK, VRN, 0.85%, (1-month LIBOR plus 0.76%), 8/20/38	1,477,665	1,495,978
GNMA, Series 2008-75, Class F, VRN, 0.62%, (1-month LIBOR plus 0.53%), 8/20/38	1,756,155	1,768,007
GNMA, Series 2008-88, Class UF, VRN, 1.09%, (1-month LIBOR plus 1.00%), 10/20/38	943,708	951,400
GNMA, Series 2009-127, Class FA, VRN, 0.64%, (1-month LIBOR plus 0.55%), 9/20/38	1,391,325	1,402,148
GNMA, Series 2009-76, Class FB, VRN, 0.68%, (1-month LIBOR plus 0.60%), 6/16/39	325,288	325,955
GNMA, Series 2009-92, Class FJ, VRN, 0.76%, (1-month LIBOR plus 0.68%), 10/16/39	585,458	593,919
GNMA, Series 2010-101, Class FH, VRN, 0.43%, (1-month LIBOR plus 0.35%), 8/16/40	3,123,658	3,139,077
GNMA, Series 2010-25, Class FB, VRN, 0.63%, (1-month LIBOR plus 0.55%), 2/16/40	3,393,392	3,426,981
GNMA, Series 2012-38, Class FA, VRN, 0.49%, (1-month LIBOR plus 0.40%), 3/20/42	2,350,705	2,365,681
GNMA, Series 2012-97, Class CF, VRN, 0.53%, (1-month LIBOR plus 0.45%), 8/16/42	2,116,854	2,133,988
GNMA, Series 2015-111, Class FK, VRN, 0.29%, (1-month LIBOR plus 0.20%), 8/20/45	3,157,377	3,158,886
GNMA, Series 2016-68, Class MF, VRN, 0.39%, (1-month LIBOR plus 0.30%), 5/20/46	1,414,747	1,420,031
GNMA, Series 2019-110, Class F, VRN, 0.54%, (1-month LIBOR plus 0.45%), 9/20/49	11,164,066	11,258,905
GNMA, Series 2021-151, Class AB SEQ, 1.75%, 2/16/62	3,295,884	3,302,392
GNMA, Series 2021-164, Class AH SEQ, 1.50%, 10/16/63	2,875,000	2,860,625
		53,600,943
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,436,200)		53,600,943
TEMPORARY CASH INVESTMENTS — 27.7%
Federal Home Loan Bank Discount Notes, 0.00%, 10/1/21(2)	25,000,000	25,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $32,316,332), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $31,672,577)		31,672,560
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.375%, 11/15/41 - 11/15/48, valued at $107,714,170), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $105,602,029)		105,602,000

7

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	37,834,898	$37,834,898
TOTAL TEMPORARY CASH INVESTMENTS (Cost $200,109,458)		200,109,458
TOTAL INVESTMENT SECURITIES — 132.2% (Cost $942,869,128)		954,787,011
OTHER ASSETS AND LIABILITIES — (32.2)%		(232,372,823)
TOTAL NET ASSETS — 100.0%		$722,414,188

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments. At the period end, the aggregate value of securities pledged was $2,618.
(2)The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $805,594,568)	$817,512,451
Repurchase agreements, at value (cost of $137,274,560)	137,274,560
Total investment securities, at value (cost of $942,869,128)	954,787,011
Receivable for investments sold	87,463,500
Receivable for capital shares sold	151,368
Interest receivable	1,558,626
1,043,960,505

Liabilities
Payable for investments purchased	320,773,640
Payable for capital shares redeemed	413,382
Accrued management fees	303,093
Distribution and service fees payable	10,860
Dividends payable	45,342
321,546,317

Net Assets	$722,414,188

Net Assets Consist of:
Capital paid in	$771,551,781
Distributable earnings	(49,137,593)
$722,414,188

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$564,257,549	53,957,769	$10.46
I Class	$64,670,670	6,182,824	$10.46
A Class	$16,462,415	1,574,213	$10.46*
C Class	$1,217,256	116,394	$10.46
R Class	$15,320,968	1,465,932	$10.45
R5 Class	$60,485,330	5,784,645	$10.46
*Maximum offering price $10.95 (net asset value divided by 0.955).

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$4,122,246

Expenses:
Management fees	2,099,811
Distribution and service fees:
A Class	22,075
C Class	5,304
R Class	39,295
Trustees' fees and expenses	28,319
Other expenses	409
2,195,213

Net investment income (loss)	1,927,033

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,387,435
Futures contract transactions	(447,664)
4,939,771

Change in net unrealized appreciation (depreciation) on:
Investments	(9,330,755)
Futures contracts	(1,393,102)
(10,723,857)

Net realized and unrealized gain (loss)	(5,784,086)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,857,053)

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$1,927,033	$7,727,930
Net realized gain (loss)	4,939,771	9,279,840
Change in net unrealized appreciation (depreciation)	(10,723,857)	(12,209,990)
Net increase (decrease) in net assets resulting from operations	(3,857,053)	4,797,780

Distributions to Shareholders
From earnings:
Investor Class	(4,885,755)	(16,889,470)
I Class	(1,446,578)	(1,084,348)
A Class	(125,488)	(319,242)
C Class	(3,543)	(28,498)
R Class	(91,522)	(214,724)
R5 Class	(562,789)	(1,822,220)
Decrease in net assets from distributions	(7,115,675)	(20,358,502)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(236,838,655)	(90,759,350)

Net increase (decrease) in net assets	(247,811,383)	(106,320,072)

Net Assets
Beginning of period	970,225,571	1,076,545,643
End of period	$722,414,188	$970,225,571

See Notes to Financial Statements.
11

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
12

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.53%
I Class		0.1500% to 0.2100%	0.43%
A Class		0.2500% to 0.3100%	0.53%
C Class		0.2500% to 0.3100%	0.53%
R Class		0.2500% to 0.3100%	0.53%
R5 Class		0.0500% to 0.1100%	0.33%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 were $1,407,433,034 and $1,725,650,281, respectively, all of which are U.S. Treasury and Government Agency obligations.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,363,320	$24,900,190	14,601,106	$156,542,060
Issued in reinvestment of distributions	430,887	4,532,883	1,482,313	15,889,667
Redeemed	(6,209,691)	(65,374,622)	(41,312,489)	(440,089,319)
	(3,415,484)	(35,941,549)	(25,229,070)	(267,657,592)
I Class
Sold	2,103,244	22,216,081	23,032,783	244,184,880
Issued in reinvestment of distributions	137,248	1,446,574	101,173	1,082,379
Redeemed	(21,225,940)	(223,048,163)	(3,788,804)	(40,799,872)
	(18,985,448)	(199,385,508)	19,345,152	204,467,387
A Class
Sold	110,694	1,162,813	1,032,115	11,065,252
Issued in reinvestment of distributions	11,340	119,304	28,639	306,952
Redeemed	(272,419)	(2,862,815)	(902,332)	(9,671,439)
	(150,385)	(1,580,698)	158,422	1,700,765
C Class
Sold	22,781	238,856	27,885	298,132
Issued in reinvestment of distributions	337	3,542	2,437	26,139
Redeemed	(14,463)	(152,542)	(250,389)	(2,670,820)
	8,655	89,856	(220,067)	(2,346,549)
R Class
Sold	280,606	2,958,224	781,167	8,378,933
Issued in reinvestment of distributions	8,698	91,422	20,007	214,281
Redeemed	(179,335)	(1,881,228)	(604,726)	(6,475,413)
	109,969	1,168,418	196,448	2,117,801
R5 Class
Sold	514,862	5,413,110	1,966,764	21,091,344
Issued in reinvestment of distributions	53,471	562,373	169,753	1,820,139
Redeemed	(679,679)	(7,164,657)	(4,859,809)	(51,952,645)
	(111,346)	(1,189,174)	(2,723,292)	(29,041,162)
Net increase (decrease)	(22,544,039)	$(236,838,655)	(8,472,407)	$(90,759,350)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

15

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$701,076,610	—
U.S. Government Agency Collateralized Mortgage Obligations	—	53,600,943	—
Temporary Cash Investments	$37,834,898	162,274,560	—
	$37,834,898	$916,952,113	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $41,067,922 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended September 30, 2021, the effect of interest rate risk derivative instruments on the Statement of Operations was $(447,664) in net realized gain (loss) on futures contract transactions and $(1,393,102) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

16

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$942,958,191
Gross tax appreciation of investments	$14,237,003
Gross tax depreciation of investments	(2,408,183)
Net tax appreciation (depreciation) of investments	$11,828,820
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2021, the fund had accumulated short-term capital losses of $(1,226,160) and accumulated long-term capital losses of $(58,187,866), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$10.59	0.02	(0.06)	(0.04)	(0.09)	$10.46	(0.40)%	0.54%(4)	0.44%(4)	158%	$564,258
2021	$10.75	0.08	(0.03)	0.05	(0.21)	$10.59	0.49%	0.55%	0.75%	308%	$607,507
2020	$10.34	0.21	0.48	0.69	(0.28)	$10.75	6.73%	0.55%	1.97%	270%	$888,369
2019	$10.24	0.22	0.16	0.38	(0.28)	$10.34	3.78%	0.55%	2.18%	297%	$658,034
2018	$10.51	0.17	(0.19)	(0.02)	(0.25)	$10.24	(0.24)%	0.55%	1.64%	300%	$782,698
2017	$10.80	0.15	(0.19)	(0.04)	(0.25)	$10.51	(0.35)%	0.55%	1.40%	257%	$927,150
I Class
2021(3)	$10.59	0.03	(0.07)	(0.04)	(0.09)	$10.46	(0.35)%	0.44%(4)	0.54%(4)	158%	$64,671
2021	$10.76	0.09	(0.04)	0.05	(0.22)	$10.59	0.50%	0.45%	0.85%	308%	$266,543
2020	$10.34	0.22	0.49	0.71	(0.29)	$10.76	6.83%	0.45%	2.07%	270%	$62,648
2019	$10.25	0.23	0.15	0.38	(0.29)	$10.34	3.88%	0.45%	2.28%	297%	$38,809
2018(5)	$10.52	0.19	(0.21)	(0.02)	(0.25)	$10.25	(0.21)%	0.45%(4)	1.88%(4)	300%(6)	$25,599
A Class
2021(3)	$10.59	0.01	(0.07)	(0.06)	(0.07)	$10.46	(0.52)%	0.79%(4)	0.19%(4)	158%	$16,462
2021	$10.76	0.05	(0.03)	0.02	(0.19)	$10.59	0.15%	0.80%	0.50%	308%	$18,262
2020	$10.34	0.19	0.48	0.67	(0.25)	$10.76	6.56%	0.80%	1.72%	270%	$16,844
2019	$10.24	0.20	0.15	0.35	(0.25)	$10.34	3.52%	0.80%	1.93%	297%	$28,153
2018	$10.51	0.14	(0.19)	(0.05)	(0.22)	$10.24	(0.49)%	0.80%	1.39%	300%	$30,654
2017	$10.80	0.12	(0.18)	(0.06)	(0.23)	$10.51	(0.60)%	0.80%	1.15%	257%	$50,667

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021(3)	$10.59	(0.03)	(0.06)	(0.09)	(0.04)	$10.46	(0.90)%	1.54%(4)	(0.56)%(4)	158%	$1,217
2021	$10.76	(0.02)	(0.04)	(0.06)	(0.11)	$10.59	(0.60)%	1.55%	(0.25)%	308%	$1,141
2020	$10.34	0.11	0.48	0.59	(0.17)	$10.76	5.76%	1.55%	0.97%	270%	$3,526
2019	$10.24	0.12	0.16	0.28	(0.18)	$10.34	2.75%	1.55%	1.18%	297%	$4,663
2018	$10.51	0.07	(0.20)	(0.13)	(0.14)	$10.24	(1.24)%	1.55%	0.64%	300%	$7,439
2017	$10.80	0.04	(0.18)	(0.14)	(0.15)	$10.51	(1.34)%	1.55%	0.40%	257%	$7,445
R Class
2021(3)	$10.58	—(7)	(0.07)	(0.07)	(0.06)	$10.45	(0.65)%	1.04%(4)	(0.06)%(4)	158%	$15,321
2021	$10.75	0.03	(0.04)	(0.01)	(0.16)	$10.58	(0.11)%	1.05%	0.25%	308%	$14,350
2020	$10.33	0.16	0.48	0.64	(0.22)	$10.75	6.19%	1.05%	1.47%	270%	$12,465
2019	$10.24	0.17	0.15	0.32	(0.23)	$10.33	3.26%	1.05%	1.68%	297%	$9,353
2018	$10.51	0.12	(0.20)	(0.08)	(0.19)	$10.24	(0.74)%	1.05%	1.14%	300%	$8,619
2017	$10.80	0.10	(0.19)	(0.09)	(0.20)	$10.51	(0.84)%	1.05%	0.90%	257%	$7,434
R5 Class
2021(3)	$10.59	0.03	(0.06)	(0.03)	(0.10)	$10.46	(0.30)%	0.34%(4)	0.64%(4)	158%	$60,485
2021	$10.75	0.10	(0.03)	0.07	(0.23)	$10.59	0.69%	0.35%	0.95%	308%	$62,423
2020	$10.34	0.23	0.48	0.71	(0.30)	$10.75	6.94%	0.35%	2.17%	270%	$92,693
2019	$10.24	0.24	0.16	0.40	(0.30)	$10.34	3.98%	0.35%	2.38%	297%	$81,710
2018	$10.51	0.19	(0.19)	—	(0.27)	$10.24	(0.04)%	0.35%	1.84%	300%	$95,331
2017	$10.80	0.17	(0.18)	(0.01)	(0.28)	$10.51	(0.15)%	0.35%	1.60%	257%	$87,916

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.
26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90809 2111

Semiannual Report

September 30, 2021

Government Bond Fund
Investor Class (CPTNX)
I Class (ABHTX)
A Class (ABTAX)
C Class (ABTCX)
R Class (ABTRX)
R5 Class (ABTIX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities and Equivalents	47.6%
U.S. Government Agency Mortgage-Backed Securities	24.5%
Collateralized Mortgage Obligations	20.8%
Asset-Backed Securities	6.6%
U.S. Government Agency Securities	6.5%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(7.8)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,012.70	$2.32	0.46%
I Class	$1,000	$1,013.20	$1.82	0.36%
A Class	$1,000	$1,011.40	$3.58	0.71%
C Class	$1,000	$1,006.70	$7.34	1.46%
R Class	$1,000	$1,009.30	$4.84	0.96%
R5 Class	$1,000	$1,013.70	$1.31	0.26%
Hypothetical
Investor Class	$1,000	$1,022.76	$2.33	0.46%
I Class	$1,000	$1,023.26	$1.83	0.36%
A Class	$1,000	$1,021.51	$3.60	0.71%
C Class	$1,000	$1,017.75	$7.39	1.46%
R Class	$1,000	$1,020.26	$4.86	0.96%
R5 Class	$1,000	$1,023.77	$1.32	0.26%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES AND EQUIVALENTS — 47.6%
Iraq Government AID Bond, 2.15%, 1/18/22	$2,600,000	$2,627,810
U.S. Treasury Bills, 0.08%, 11/18/21(1)	16,000,000	15,999,493
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	7,669,375
U.S. Treasury Bonds, 3.50%, 2/15/39	1,000,000	1,247,031
U.S. Treasury Bonds, 1.125%, 5/15/40(2)	1,200,000	1,037,578
U.S. Treasury Bonds, 1.875%, 2/15/41	6,000,000	5,871,094
U.S. Treasury Bonds, 2.25%, 5/15/41	2,700,000	2,808,422
U.S. Treasury Bonds, 3.125%, 11/15/41	1,800,000	2,144,391
U.S. Treasury Bonds, 3.125%, 2/15/42	2,500,000	2,983,496
U.S. Treasury Bonds, 3.00%, 5/15/42	8,000,000	9,356,562
U.S. Treasury Bonds, 2.75%, 11/15/42	3,100,000	3,487,137
U.S. Treasury Bonds, 2.875%, 5/15/43	3,500,000	4,017,754
U.S. Treasury Bonds, 3.125%, 8/15/44	2,000,000	2,394,141
U.S. Treasury Bonds, 3.00%, 11/15/44	3,500,000	4,110,449
U.S. Treasury Bonds, 3.375%, 11/15/48(2)	8,700,000	11,086,383
U.S. Treasury Bonds, 2.25%, 8/15/49	3,300,000	3,421,688
U.S. Treasury Bonds, 2.375%, 11/15/49	7,200,000	7,665,469
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	953,906
U.S. Treasury Bonds, 2.375%, 5/15/51	8,000,000	8,540,000
U.S. Treasury Bonds, 2.00%, 8/15/51	6,500,000	6,386,250
U.S. Treasury Cash Management Bills, 0.07%, 11/1/21(1)	10,000,000	9,999,569
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	8,943,360	9,680,816
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	1,116,040	1,242,181
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	4,894,155	5,607,239
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	2,134,560	2,376,460
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	2,661,975	2,938,103
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	4,194,960	4,608,082
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	4,583,655	5,052,033
U.S. Treasury Notes, 0.125%, 12/31/22	6,000,000	5,999,297
U.S. Treasury Notes, 0.125%, 2/28/23	10,000,000	9,994,531
U.S. Treasury Notes, 1.50%, 3/31/23(2)	2,000,000	2,039,648
U.S. Treasury Notes, 0.125%, 4/30/23	15,000,000	14,982,715
U.S. Treasury Notes, 0.125%, 5/31/23	20,000,000	19,969,531
U.S. Treasury Notes, 0.125%, 8/31/23	30,000,000	29,922,656
U.S. Treasury Notes, 0.375%, 4/15/24	20,000,000	19,981,250
U.S. Treasury Notes, 0.375%, 9/15/24	10,000,000	9,957,812
U.S. Treasury Notes, 1.125%, 2/28/25	12,000,000	12,202,266
U.S. Treasury Notes, 0.25%, 7/31/25	5,000,000	4,905,469
U.S. Treasury Notes, 0.50%, 2/28/26	7,500,000	7,374,902
U.S. Treasury Notes, 0.75%, 5/31/26	17,000,000	16,858,555
U.S. Treasury Notes, 0.875%, 6/30/26	9,000,000	8,969,063
U.S. Treasury Notes, 1.125%, 2/28/27	6,500,000	6,523,867
U.S. Treasury Notes, 1.25%, 3/31/28	8,000,000	8,002,188
U.S. Treasury Notes, 1.25%, 4/30/28	11,000,000	10,994,844
U.S. Treasury Notes, 1.125%, 8/31/28	20,300,000	20,063,695
U.S. Treasury Notes, 1.25%, 9/30/28	24,000,000	23,900,625
6

	Principal Amount	Value
U.S. Treasury Notes, 1.50%, 2/15/30	$2,000,000	$2,013,242
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $373,679,242)		379,969,068
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 24.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.25%), 9/1/35	285,307	305,543
FHLMC, VRN, 2.19%, (12-month LIBOR plus 1.87%), 7/1/36	219,802	232,834
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	468,741	504,893
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	238,422	254,881
FHLMC, VRN, 2.05%, (12-month LIBOR plus 1.65%), 12/1/42	280,516	295,346
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.62%), 11/1/43	1,521,194	1,596,943
FHLMC, VRN, 2.87%, (12-month LIBOR plus 1.63%), 1/1/44	738,083	763,859
FHLMC, VRN, 2.61%, (12-month LIBOR plus 1.60%), 6/1/45	428,951	447,905
FHLMC, VRN, 1.97%, (12-month LIBOR plus 1.62%), 9/1/45	1,090,820	1,142,959
FNMA, VRN, 1.81%, (6-month LIBOR plus 1.57%), 6/1/35	339,638	354,080
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	208,712	217,630
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	240,831	251,073
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	250,730	261,444
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.54%), 9/1/35	373,519	389,105
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.61%), 4/1/46	717,323	753,821
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	356,049	371,830
FNMA, VRN, 3.10%, (12-month LIBOR plus 1.61%), 4/1/47	642,472	671,658
GNMA, VRN, 2.125%, (1-year H15T1Y plus 1.50%), 11/20/32	66,841	67,451
GNMA, VRN, 2.625%, (1-year H15T1Y plus 2.00%), 10/20/34	214,877	216,400
GNMA, VRN, 2.125%, (1-year H15T1Y plus 1.50%), 12/20/34	96,097	96,932
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 3/20/35	217,560	220,131
GNMA, VRN, 2.25%, (1-year H15T1Y plus 1.50%), 7/20/35	310,347	323,704
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 3/20/36	460,294	481,904
GNMA, VRN, 2.125%, (1-year H15T1Y plus 1.50%), 11/20/36	175,387	177,019
		10,399,345
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 23.2%
FHLMC, 5.50%, 4/1/38	1,008,804	1,178,544
FHLMC, 3.00%, 2/1/43	4,104,731	4,383,664
FHLMC, 3.00%, 6/1/51	5,189,012	5,441,603
FHLMC, 3.00%, 7/1/51	4,418,254	4,648,098
FHLMC, 2.50%, 9/1/51	6,463,760	6,675,055
FHLMC, 3.50%, 9/1/51	2,398,576	2,556,375
FHLMC, 2.50%, 10/1/51	6,465,866	6,677,455
FNMA, 6.00%, 12/1/33	675,904	782,239
FNMA, 3.50%, 3/1/34	694,409	746,437
FNMA, 5.50%, 8/1/34	1,060,857	1,227,823
FNMA, 5.50%, 1/1/36	1,139,369	1,325,103
FNMA, 6.00%, 9/1/37	245,411	289,897
FNMA, 6.00%, 11/1/37	1,256,595	1,485,552
FNMA, 4.50%, 4/1/39	325,167	365,766
FNMA, 4.50%, 5/1/39	907,166	1,020,430
FNMA, 6.50%, 5/1/39	738,111	855,732
FNMA, 4.50%, 10/1/39	1,572,110	1,768,451
FNMA, 4.50%, 6/1/41	1,475,827	1,641,081
FNMA, 4.00%, 8/1/41	1,114,134	1,240,374
FNMA, 4.50%, 9/1/41	714,095	801,369
FNMA, 3.50%, 10/1/41	1,147,727	1,246,312
7

	Principal Amount	Value
FNMA, 4.00%, 12/1/41	$3,070,955	$3,398,751
FNMA, 3.50%, 5/1/42	1,204,048	1,311,585
FNMA, 3.50%, 6/1/42	1,091,510	1,192,007
FNMA, 3.50%, 9/1/42	796,642	867,757
FNMA, 4.00%, 11/1/45	1,006,335	1,097,410
FNMA, 4.00%, 2/1/46	2,116,425	2,304,319
FNMA, 4.00%, 4/1/46	3,498,956	3,805,876
FNMA, 3.50%, 2/1/47	3,408,566	3,673,273
FNMA, 3.00%, 6/1/50	15,357,191	16,271,325
FNMA, 3.00%, 6/1/51	8,745,058	9,302,579
FNMA, 3.50%, 8/1/51	1,178,975	1,253,974
FNMA, 4.00%, 8/1/51	3,308,613	3,574,197
FNMA, 3.50%, 9/1/51	2,651,693	2,832,087
FNMA, 4.00%, 6/1/57	933,078	1,051,325
FNMA, 4.00%, 11/1/59	929,992	1,046,720
GNMA, 2.50%, TBA	18,901,000	19,513,068
GNMA, 3.00%, TBA	4,125,000	4,309,980
GNMA, 6.00%, 1/20/39	175,717	206,030
GNMA, 4.00%, 12/15/40	495,079	549,032
GNMA, 3.50%, 6/20/42	2,782,891	3,010,182
GNMA, 3.50%, 7/20/42	2,135,472	2,310,058
GNMA, 3.50%, 2/20/51	1,084,898	1,141,377
GNMA, 3.50%, 6/20/51	2,412,742	2,552,179
GNMA, 2.50%, 9/20/51	6,330,000	6,546,099
GNMA, 3.00%, 9/20/51	4,102,376	4,305,768
UMBS, 2.50%, TBA	38,850,000	40,059,510
UMBS, 3.00%, TBA	1,250,000	1,308,057
		185,151,885
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $193,350,975)		195,551,230
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.8%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
Farm Mortgage Trust, Series 2021-1, Class A, 2.18%, 1/25/51(3)(4)	5,825,000	5,822,625
Seasoned Loans Structured Transaction Trust Series 2021-2, Series 2021-2, Class A1D SEQ, 2.00%, 7/25/31	4,872,294	4,955,804
		10,778,429
U.S. Government Agency Collateralized Mortgage Obligations — 19.4%
FHLMC, Series 2812, Class MF, VRN, 0.53%, (1-month LIBOR plus 0.45%), 6/15/34	1,489,686	1,504,850
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	583,788	616,285
FHLMC, Series 3149, Class LF, VRN, 0.38%, (1-month LIBOR plus 0.30%), 5/15/36	3,678,117	3,698,146
FHLMC, Series 3153, Class FJ, VRN, 0.48%, (1-month LIBOR plus 0.38%), 5/15/36	1,168,816	1,177,967
FHLMC, Series 3397, Class GF, VRN, 0.58%, (1-month LIBOR plus 0.50%), 12/15/37	565,397	570,816
FHLMC, Series 3417, Class FA, VRN, 0.58%, (1-month LIBOR plus 0.50%), 11/15/37	1,007,927	1,024,214
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	4,611,842	4,840,560
FHLMC, Series K039, Class A2 SEQ, 3.30%, 7/25/24	12,510,000	13,354,307
FHLMC, Series K041, Class A2 SEQ, 3.17%, 10/25/24	15,000,000	16,045,367
FHLMC, Series K092, Class A2 SEQ, 3.30%, 4/25/29	8,000,000	8,971,899
FHLMC, Series K106, Class A2 SEQ, 2.07%, 1/25/30	10,000,000	10,372,552
FHLMC, Series K123, Class A1 SEQ, 0.93%, 6/25/30	3,966,900	3,894,575
8

	Principal Amount	Value
FHLMC, Series K123, Class A2 SEQ, 1.62%, 12/25/30	$5,715,000	$5,715,463
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	1,952,358	1,963,818
FHLMC, Series K742, Class A1 SEQ, 0.86%, 6/25/27	6,796,939	6,760,755
FHLMC, Series KF32, Class A, VRN, 0.45%, (1-month LIBOR plus 0.37%), 5/25/24	701,584	702,557
FHLMC, Series KG05, Class A2 SEQ, 2.00%, 1/25/31	10,000,000	10,301,264
FHLMC, Series KIR1, Class A2 SEQ, 2.85%, 3/25/26	9,600,000	10,288,116
FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	5,529,568
FHLMC, Series KSG1, Class A1 SEQ, 0.80%, 5/25/30	8,936,063	8,697,579
FHLMC, Series Q009, Class A, VRN, 0.43%, (1-month LIBOR plus 0.35%), 4/25/24	1,143,420	1,143,477
FNMA, Series 2005-103, Class FP, VRN, 0.39%, (1-month LIBOR plus 0.30%), 10/25/35	1,229,360	1,238,856
FNMA, Series 2008-9, Class FA, VRN, 0.59%, (1-month LIBOR plus 0.50%), 2/25/38	3,946,746	4,015,379
FNMA, Series 2009-89, Class FD, VRN, 0.69%, (1-month LIBOR plus 0.60%), 5/25/36	643,764	654,928
FNMA, Series 2016-11, Class FB, VRN, 0.65%, (1-month LIBOR plus 0.55%), 3/25/46	1,679,940	1,684,760
FNMA, Series 2016-M13, Class FA, VRN, 0.76%, (1-month LIBOR plus 0.67%), 11/25/23	407,835	408,987
FNMA, Series 2016-M2, Class FA, VRN, 0.94%, (1-month LIBOR plus 0.85%), 1/25/23	332,107	333,323
FNMA, Series 2017-46, Class JA SEQ, 3.50%, 1/25/43	539,076	544,668
FNMA, Series 2017-M3, Class A2 SEQ, VRN, 2.55%, 12/25/26	8,891,887	9,412,695
FNMA, Series 2021-M1G, Class A2 SEQ, VRN, 1.56%, 11/25/30	8,000,000	7,913,178
GNMA, Series 2007-5, Class FA, VRN, 0.23%, (1-month LIBOR plus 0.14%), 2/20/37	374,361	373,857
GNMA, Series 2008-18, Class FH, VRN, 0.69%, (1-month LIBOR plus 0.60%), 2/20/38	695,243	695,482
GNMA, Series 2010-14, Class QF, VRN, 0.53%, (1-month LIBOR plus 0.45%), 2/16/40	1,948,718	1,963,128
GNMA, Series 2021-151, Class AB SEQ, 1.75%, 2/16/62	4,694,137	4,703,406
GNMA, Series 2021-164, Class AH SEQ, 1.50%, 10/16/63	4,125,000	4,104,375
		155,221,157
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $161,972,676)		165,999,586
ASSET-BACKED SECURITIES — 6.6%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 0.69%, (1-month LIBOR plus 0.58%), 11/25/71	10,400,000	10,421,120
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 1.14%, (1-month LIBOR plus 1.05%), 5/25/67(4)	897,082	916,369
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 1.24%, (1-month LIBOR plus 1.15%), 11/25/69(4)	490,295	501,036
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 0.68%, (1-month LIBOR plus 0.57%), 11/25/70(4)	10,375,000	10,375,000
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 0.67%, (1-month LIBOR plus 0.57%), 8/25/61	10,350,000	10,375,289
Navient Student Loan Trust, Series 2021-2A, Class A1A SEQ, 1.68%, 2/25/70(4)	520,066	521,785
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 0.58%, (3-month LIBOR plus 0.45%), 8/23/36(4)	9,948,075	9,939,827
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 0.68%, (1-month LIBOR plus 0.57%), 9/25/61	6,925,000	6,937,972
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 0.65%, (1-month LIBOR plus 0.53%), 5/25/70(4)	2,500,000	2,508,709
TOTAL ASSET-BACKED SECURITIES (Cost $52,377,402)		52,497,107
9

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY SECURITIES — 6.5%
FHLB, 3.25%, 11/16/28	$6,500,000	$7,335,228
FNMA, 0.875%, 8/5/30	8,000,000	7,537,199
FNMA, 6.625%, 11/15/30	23,500,000	33,576,120
Tennessee Valley Authority, 0.75%, 5/15/25	1,500,000	1,502,544
Tennessee Valley Authority, 1.50%, 9/15/31	2,100,000	2,070,864
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $49,524,477)		52,021,955
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $2,732,234), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $2,677,807)		2,677,806
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $9,106,581), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $8,928,002)		8,928,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,114,614	3,114,614
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,720,420)		14,720,420
TOTAL INVESTMENT SECURITIES — 107.8% (Cost $845,625,192)		860,759,366
OTHER ASSETS AND LIABILITIES — (7.8)%		(62,544,145)
TOTAL NET ASSETS — 100.0%		$798,215,221

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	176	December 2021	$38,729,625	$(7,038)
U.S. Treasury 5-Year Notes	430	December 2021	52,779,141	(219,419)
U.S. Treasury Ultra Bonds	9	December 2021	1,719,562	(63,299)
			$93,228,328	$(289,756)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	96	December 2021	$12,634,500	$(1,048)
U.S. Treasury 10-Year Ultra Notes	120	December 2021	17,430,000	203,798
			$30,064,500	$202,750
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.33%	2/8/26	$9,000,000	$554	$448,677	$449,231
CPURNSA	Receive	2.30%	2/24/26	$9,000,000	555	452,260	452,815
					$1,109	$900,937	$902,046

10

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,398,667.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,585,351, which represented 3.8% of total net assets.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $845,625,192)	$860,759,366
Receivable for investments sold	58,374,321
Receivable for capital shares sold	609,106
Interest receivable	2,238,078
921,980,871

Liabilities
Payable for investments purchased	122,392,015
Payable for capital shares redeemed	1,028,759
Payable for variation margin on futures contracts	11,549
Payable for variation margin on swap agreements	6,528
Accrued management fees	248,581
Distribution and service fees payable	8,538
Dividends payable	69,680
123,765,650

Net Assets	$798,215,221

Net Assets Consist of:
Capital paid in	$777,123,203
Distributable earnings	21,092,018
$798,215,221

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$400,352,125	35,244,768	$11.36
I Class	$107,938,680	9,513,955	$11.35
A Class	$27,592,608	2,429,421	$11.36*
C Class	$2,249,787	198,145	$11.35
R Class	$2,141,892	188,643	$11.35
R5 Class	$257,940,129	22,712,985	$11.36
*Maximum offering price $11.90 (net asset value divided by 0.955).

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$7,255,812

Expenses:
Management fees	1,623,750
Distribution and service fees:
A Class	35,500
C Class	12,133
R Class	5,804
Trustees' fees and expenses	28,554
Other expenses	479
1,706,220

Net investment income (loss)	5,549,592

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,033,571
Futures contract transactions	(208,567)
Swap agreement transactions	426,556
8,251,560

Change in net unrealized appreciation (depreciation) on:
Investments	(1,741,224)
Futures contracts	(909,506)
Swap agreements	432,716
(2,218,014)

Net realized and unrealized gain (loss)	6,033,546

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,583,138

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$5,549,592	$10,683,329
Net realized gain (loss)	8,251,560	12,610,541
Change in net unrealized appreciation (depreciation)	(2,218,014)	(34,576,178)
Net increase (decrease) in net assets resulting from operations	11,583,138	(11,282,308)

Distributions to Shareholders
From earnings:
Investor Class	(3,763,578)	(9,910,979)
I Class	(933,943)	(2,626,569)
A Class	(197,716)	(680,372)
C Class	(7,800)	(25,188)
R Class	(13,334)	(46,270)
R5 Class	(2,357,130)	(5,344,785)
Decrease in net assets from distributions	(7,273,501)	(18,634,163)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(88,461,598)	63,131,296

Net increase (decrease) in net assets	(84,151,961)	33,214,825

Net Assets
Beginning of period	882,367,182	849,152,357
End of period	$798,215,221	$882,367,182

See Notes to Financial Statements.
14

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income.
The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
15

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.45%
I Class		0.1500% to 0.2100%	0.35%
A Class		0.2500% to 0.3100%	0.45%
C Class		0.2500% to 0.3100%	0.45%
R Class		0.2500% to 0.3100%	0.45%
R5 Class		0.0500% to 0.1100%	0.25%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

17

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $1,409,356,426, of which $1,351,141,155 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $1,551,446,443, of which $1,537,476,891 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,322,785	$37,883,992	32,819,156	$383,754,316
Issued in reinvestment of distributions	305,605	3,484,043	799,286	9,291,293
Redeemed	(11,717,923)	(133,832,543)	(33,758,201)	(394,844,005)
	(8,089,533)	(92,464,508)	(139,759)	(1,798,396)
I Class
Sold	2,054,087	23,403,513	17,476,551	203,865,169
Issued in reinvestment of distributions	81,992	933,867	225,960	2,625,935
Redeemed	(1,801,348)	(20,545,169)	(13,233,227)	(153,670,082)
	334,731	3,792,211	4,469,284	52,821,022
A Class
Sold	403,321	4,600,245	1,428,079	16,653,726
Issued in reinvestment of distributions	12,401	141,399	45,170	525,656
Redeemed	(583,493)	(6,643,492)	(3,120,103)	(36,309,364)
	(167,771)	(1,901,848)	(1,646,854)	(19,129,982)
C Class
Sold	34,763	395,300	71,489	832,932
Issued in reinvestment of distributions	684	7,797	2,163	25,110
Redeemed	(41,249)	(469,618)	(120,868)	(1,401,383)
	(5,802)	(66,521)	(47,216)	(543,341)
R Class
Sold	51,676	589,561	259,894	3,028,012
Issued in reinvestment of distributions	961	10,953	3,325	38,634
Redeemed	(84,748)	(965,632)	(283,296)	(3,283,464)
	(32,111)	(365,118)	(20,077)	(216,818)
R5 Class
Sold	3,117,689	35,556,515	11,514,818	134,138,747
Issued in reinvestment of distributions	179,001	2,040,486	401,472	4,664,886
Redeemed	(3,075,669)	(35,052,815)	(9,180,665)	(106,804,822)
	221,021	2,544,186	2,735,625	31,998,811
Net increase (decrease)	(7,739,465)	$(88,461,598)	5,351,003	$63,131,296

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	$379,969,068	—
U.S. Government Agency Mortgage-Backed Securities	—	195,551,230	—
Collateralized Mortgage Obligations	—	165,999,586	—
Asset-Backed Securities	—	52,497,107	—
U.S. Government Agency Securities	—	52,021,955	—
Temporary Cash Investments	$3,114,614	11,605,806	—
	$3,114,614	$857,644,752	—
Other Financial Instruments
Futures Contracts	$203,798	—	—
Swap Agreements	—	$902,046	—
	$203,798	$902,046	—

Liabilities
Other Financial Instruments
Futures Contracts	$290,804	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $21,021,819 futures contracts purchased and $31,522,922 futures contracts sold.
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Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $22,875,000.

Value of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$11,549
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	6,528
		—		$18,077
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(208,567)	Change in net unrealized appreciation (depreciation) on futures contracts	$(909,506)
Other Contracts	Net realized gain (loss) on swap agreement transactions	426,556	Change in net unrealized appreciation (depreciation) on swap agreements	432,716
		$217,989		$(476,790)

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8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$845,888,670
Gross tax appreciation of investments	$17,958,264
Gross tax depreciation of investments	(3,087,568)
Net tax appreciation (depreciation) of investments	$14,870,696

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2021, the fund had post-October capital loss deferrals of $(625,333), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$11.31	0.07	0.07	0.14	(0.09)	—	(0.09)	$11.36	1.27%	0.46%(4)	1.25%(4)	161%	$400,352
2021	$11.69	0.12	(0.28)	(0.16)	(0.17)	(0.05)	(0.22)	$11.31	(1.39)%	0.47%	1.05%	246%	$490,142
2020	$10.89	0.23	0.84	1.07	(0.27)	—	(0.27)	$11.69	9.92%	0.47%	2.09%	103%	$508,040
2019	$10.75	0.24	0.17	0.41	(0.27)	—	(0.27)	$10.89	3.93%	0.47%	2.28%	157%	$449,565
2018	$10.95	0.20	(0.16)	0.04	(0.24)	—	(0.24)	$10.75	0.34%	0.47%	1.85%	160%	$473,495
2017	$11.32	0.17	(0.29)	(0.12)	(0.21)	(0.04)	(0.25)	$10.95	(1.10)%	0.47%	1.52%	206%	$591,709
I Class
2021(3)	$11.30	0.08	0.07	0.15	(0.10)	—	(0.10)	$11.35	1.32%	0.36%(4)	1.35%(4)	161%	$107,939
2021	$11.67	0.13	(0.27)	(0.14)	(0.18)	(0.05)	(0.23)	$11.30	(1.21)%	0.37%	1.15%	246%	$103,700
2020	$10.87	0.24	0.84	1.08	(0.28)	—	(0.28)	$11.67	10.05%	0.37%	2.19%	103%	$54,971
2019	$10.74	0.26	0.15	0.41	(0.28)	—	(0.28)	$10.87	3.94%	0.37%	2.38%	157%	$14,065
2018(5)	$10.96	0.21	(0.19)	0.02	(0.24)	—	(0.24)	$10.74	0.20%	0.37%(4)	2.00%(4)	160%(6)	$6,039

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$11.31	0.06	0.07	0.13	(0.08)	—	(0.08)	$11.36	1.14%	0.71%(4)	1.00%(4)	161%	$27,593
2021	$11.68	0.10	(0.28)	(0.18)	(0.14)	(0.05)	(0.19)	$11.31	(1.55)%	0.72%	0.80%	246%	$29,374
2020	$10.88	0.21	0.83	1.04	(0.24)	—	(0.24)	$11.68	9.66%	0.72%	1.84%	103%	$49,587
2019	$10.75	0.22	0.16	0.38	(0.25)	—	(0.25)	$10.88	3.58%	0.72%	2.03%	157%	$58,964
2018	$10.95	0.18	(0.17)	0.01	(0.21)	—	(0.21)	$10.75	0.09%	0.72%	1.60%	160%	$66,630
2017	$11.31	0.14	(0.28)	(0.14)	(0.18)	(0.04)	(0.22)	$10.95	(1.26)%	0.72%	1.27%	206%	$95,637
C Class
2021(3)	$11.31	0.01	0.07	0.08	(0.04)	—	(0.04)	$11.35	0.67%	1.46%(4)	0.25%(4)	161%	$2,250
2021	$11.68	0.01	(0.27)	(0.26)	(0.06)	(0.05)	(0.11)	$11.31	(2.29)%	1.47%	0.05%	246%	$2,306
2020	$10.88	0.12	0.83	0.95	(0.15)	—	(0.15)	$11.68	8.84%	1.47%	1.09%	103%	$2,934
2019	$10.74	0.14	0.17	0.31	(0.17)	—	(0.17)	$10.88	2.90%	1.47%	1.28%	157%	$2,080
2018	$10.95	0.10	(0.18)	(0.08)	(0.13)	—	(0.13)	$10.74	(0.75)%	1.47%	0.85%	160%	$4,547
2017	$11.31	0.06	(0.28)	(0.22)	(0.10)	(0.04)	(0.14)	$10.95	(2.00)%	1.47%	0.52%	206%	$3,359
R Class
2021(3)	$11.31	0.04	0.07	0.11	(0.07)	—	(0.07)	$11.35	0.93%	0.96%(4)	0.75%(4)	161%	$2,142
2021	$11.68	0.06	(0.27)	(0.21)	(0.11)	(0.05)	(0.16)	$11.31	(1.80)%	0.97%	0.55%	246%	$2,496
2020	$10.88	0.18	0.83	1.01	(0.21)	—	(0.21)	$11.68	9.39%	0.97%	1.59%	103%	$2,813
2019	$10.74	0.19	0.17	0.36	(0.22)	—	(0.22)	$10.88	3.42%	0.97%	1.78%	157%	$2,394
2018	$10.95	0.15	(0.18)	(0.03)	(0.18)	—	(0.18)	$10.74	(0.25)%	0.97%	1.35%	160%	$3,158
2017	$11.31	0.11	(0.28)	(0.17)	(0.15)	(0.04)	(0.19)	$10.95	(1.51)%	0.97%	1.02%	206%	$3,362

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2021(3)	$11.31	0.08	0.08	0.16	(0.11)	—	(0.11)	$11.36	1.37%	0.26%(4)	1.45%(4)	161%	$257,940
2021	$11.68	0.15	(0.27)	(0.12)	(0.20)	(0.05)	(0.25)	$11.31	(1.11)%	0.27%	1.25%	246%	$254,349
2020	$10.88	0.25	0.84	1.09	(0.29)	—	(0.29)	$11.68	10.15%	0.27%	2.29%	103%	$230,808
2019	$10.75	0.26	0.17	0.43	(0.30)	—	(0.30)	$10.88	4.04%	0.27%	2.48%	157%	$192,572
2018	$10.95	0.23	(0.17)	0.06	(0.26)	—	(0.26)	$10.75	0.54%	0.27%	2.05%	160%	$199,819
2017	$11.31	0.19	(0.28)	(0.09)	(0.23)	(0.04)	(0.27)	$10.95	(0.82)%	0.27%	1.72%	206%	$192,380

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

30

Notes

31

Notes
32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90810 2111

Semiannual Report

September 30, 2021

Inflation-Adjusted Bond Fund
Investor Class (ACITX)
I Class (AIAHX)
Y Class (AIAYX)
A Class (AIAVX)
C Class (AINOX)
R Class (AIARX)
R5 Class (AIANX)
R6 Class (AIADX)
G Class (AINGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	85.3%
Corporate Bonds	4.6%
Collateralized Loan Obligations	3.0%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Mortgage Obligations	1.2%
Sovereign Governments and Agencies	0.1%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	(0.7)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,053.30	$2.37	0.46%
I Class	$1,000	$1,053.00	$1.85	0.36%
Y Class	$1,000	$1,054.30	$1.34	0.26%
A Class	$1,000	$1,051.30	$3.65	0.71%
C Class	$1,000	$1,046.90	$7.49	1.46%
R Class	$1,000	$1,049.90	$4.93	0.96%
R5 Class	$1,000	$1,054.30	$1.34	0.26%
R6 Class	$1,000	$1,053.80	$1.08	0.21%
G Class	$1,000	$1,055.60	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.76	$2.33	0.46%
I Class	$1,000	$1,023.26	$1.83	0.36%
Y Class	$1,000	$1,023.77	$1.32	0.26%
A Class	$1,000	$1,021.51	$3.60	0.71%
C Class	$1,000	$1,017.75	$7.39	1.46%
R Class	$1,000	$1,020.26	$4.86	0.96%
R5 Class	$1,000	$1,023.77	$1.32	0.26%
R6 Class	$1,000	$1,024.02	$1.07	0.21%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 85.3%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$73,988,876	$84,957,556
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	123,546,512	144,133,519
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	70,158,094	85,390,917
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	71,074,559	85,569,882
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	52,723,557	70,528,336
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	35,129,388	45,022,904
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	37,946,310	52,962,811
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	3,229,905	4,730,079
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	23,708,199	35,327,103
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	22,127,860	33,358,050
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	90,704,864	110,631,819
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	62,672,555	74,777,147
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	80,380,782	110,531,103
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	59,010,406	72,692,426
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	5,588,073	7,287,750
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	25,502,923	32,737,644
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	15,111,642	20,084,857
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	6,400,969	8,591,937
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	43,728,218	49,365,334
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	42,625,184	46,821,030
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	159,196,804	164,601,515
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	34,950,744	36,576,531
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(1)	87,397,868	92,091,660
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	119,518,565	127,545,392
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	11,906,950	12,719,032
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	48,519,450	51,812,892
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	14,364,945	15,371,837
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	100,300,992	107,792,632
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	11,361,890	12,193,081
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	69,556,108	75,925,639
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	215,955,840	233,763,228
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	173,204,213	191,249,190
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	83,800,500	90,756,559
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	24,714,781	26,973,021
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	26,276,453	29,024,471
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	558,020	621,091
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	92,913,342	104,083,188
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	2,012,042	2,305,198
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	63,790,210	73,752,756
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	139,173,312	154,945,211
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	62,923,230	69,181,979
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	126,710,010	139,853,708
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	85,577,184	94,004,868
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	33,613,470	37,048,244
TOTAL U.S. TREASURY SECURITIES (Cost $2,832,828,281)		3,119,695,127
6

	Principal Amount	Value
CORPORATE BONDS — 4.6%
Aerospace and Defense — 0.1%
Raytheon Technologies Corp., 4.125%, 11/16/28	$3,500,000	$3,986,086
Banks — 0.8%
Banco Santander SA, 2.96%, 3/25/31	5,200,000	5,353,031
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	7,240,000	6,996,951
Bank of America Corp., VRN, 3.42%, 12/20/28	4,320,000	4,685,272
Bank of America Corp., VRN, 2.48%, 9/21/36	2,420,000	2,373,244
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(2)	2,934,000	2,935,588
Citigroup, Inc., VRN, 3.52%, 10/27/28	3,336,000	3,630,003
DNB Bank ASA, VRN, 1.61%, 3/30/28(2)	2,198,000	2,188,041
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	2,475,000	2,481,523
		30,643,653
Capital Markets — 0.5%
Blue Owl Finance LLC, 4.125%, 10/7/51(2)(3)	3,713,000	3,642,453
Hercules Capital, Inc., 2.625%, 9/16/26	2,940,000	2,940,690
Main Street Capital Corp., 3.00%, 7/14/26	3,685,000	3,760,901
Morgan Stanley, VRN, 2.48%, 9/16/36	4,420,000	4,328,317
Prospect Capital Corp., 3.44%, 10/15/28	3,540,000	3,445,659
		18,118,020
Diversified Financial Services — 0.1%
Blackstone Private Credit Fund, 1.75%, 9/15/24(2)	1,673,000	1,671,367
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 2.55%, 12/1/33	5,977,000	5,885,682
AT&T, Inc., 3.55%, 9/15/55	3,494,000	3,452,629
British Telecommunications plc, 3.25%, 11/8/29(2)	5,185,000	5,428,127
Verizon Communications, Inc., 1.75%, 1/20/31	5,515,000	5,245,896
Verizon Communications, Inc., 2.65%, 11/20/40	2,321,000	2,183,769
		22,196,103
Electric Utilities — 0.2%
Duke Energy Florida LLC, 1.75%, 6/15/30	2,940,000	2,854,268
Duke Energy Progress LLC, 2.00%, 8/15/31	5,000,000	4,915,912
		7,770,180
Equity Real Estate Investment Trusts (REITs) — 0.8%
Broadstone Net Lease LLC, 2.60%, 9/15/31	1,857,000	1,836,383
Lexington Realty Trust, 2.375%, 10/1/31	4,860,000	4,718,135
Life Storage LP, 2.40%, 10/15/31(3)	4,705,000	4,663,285
National Retail Properties, Inc., 3.00%, 4/15/52	9,600,000	9,107,763
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31(3)	1,794,000	1,776,165
Piedmont Operating Partnership LP, 2.75%, 4/1/32	3,182,000	3,131,510
Sun Communities Operating LP, 2.30%, 11/1/28(3)	2,561,000	2,567,335
		27,800,576
Insurance — 0.4%
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	3,525,000	3,592,171
Athene Global Funding, 1.99%, 8/19/28(2)	9,000,000	8,891,988
SBL Holdings, Inc., 5.125%, 11/13/26(2)	2,660,000	2,955,043
		15,439,202
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	2,925,000	3,446,635
Discovery Communications LLC, 4.65%, 5/15/50	2,140,000	2,484,866
7

	Principal Amount	Value
ViacomCBS, Inc., 4.375%, 3/15/43	$2,605,000	$2,985,539
		8,917,040
Oil, Gas and Consumable Fuels — 0.1%
Chevron Corp., 2.00%, 5/11/27	1,880,000	1,940,348
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	1,950,000	2,085,860
		4,026,208
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50(2)	1,018,000	1,084,221
Road and Rail†
DAE Funding LLC, 1.55%, 8/1/24(2)	1,324,000	1,313,554
Semiconductors and Semiconductor Equipment — 0.2%
Qorvo, Inc., 4.375%, 10/15/29	3,684,000	4,020,165
Qorvo, Inc., 3.375%, 4/1/31(2)	1,856,000	1,959,286
		5,979,451
Software — 0.2%
Oracle Corp., 3.60%, 4/1/40	5,370,000	5,577,368
Specialty Retail — 0.1%
Lowe's Cos., Inc., 2.625%, 4/1/31	5,000,000	5,128,835
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 8.10%, 7/15/36	1,235,000	1,875,721
Dell International LLC / EMC Corp., 8.35%, 7/15/46	1,130,000	1,836,198
		3,711,919
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA, 5.125%, 1/15/28(2)	2,970,000	3,091,027
TOTAL CORPORATE BONDS (Cost $167,242,736)		166,454,810
COLLATERALIZED LOAN OBLIGATIONS — 3.0%
Anchorage Capital CLO Ltd., Series 2020-16A, Class B, VRN, 2.33%, (3-month LIBOR plus 2.20%), 10/20/31(2)	6,200,000	6,205,079
Anchorage Capital CLO Ltd., Series 2021-19A, Class B1, VRN, 1.98%, (3-month LIBOR plus 1.85%), 10/15/34(2)	7,000,000	7,000,064
BlueMountain CLO Ltd., Series 2016-2A, Class BR2, VRN, 2.36%, (3-month LIBOR plus 2.25%), 8/20/32(2)	5,050,000	5,052,774
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 1.97%, (3-month LIBOR plus 1.85%), 5/15/32(2)	8,450,000	8,444,727
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	5,000,000	4,975,149
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 1.83%, (3-month LIBOR plus 1.70%), 4/15/33(2)	9,500,000	9,500,475
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.18%, (3-month LIBOR plus 2.05%), 4/15/33(2)	5,000,000	5,000,250
Kayne CLO Ltd., Series 2020-9A, Class C, VRN, 2.73%, (3-month LIBOR plus 2.60%), 1/15/34(2)	5,900,000	5,982,818
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 1.98%, (3-month LIBOR plus 1.85%), 1/15/33(2)	6,850,000	6,861,270
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.55%, (1-month LIBOR plus 1.45%), 10/18/36(2)	11,400,000	11,430,807
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.83%, (3-month LIBOR plus 1.70%), 10/19/32(2)	6,150,000	6,154,006
Point Au Roche Park CLO Ltd., Series 2021-1A, Class D, VRN, 2.98%, (3-month LIBOR plus 2.80%), 7/20/34(2)	7,000,000	7,035,328
Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, VRN, 1.78%, (3-month LIBOR plus 1.65%), 4/20/34(2)	5,000,000	4,968,421
8

	Principal Amount	Value
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 1.93%, (3-month LIBOR plus 1.80%), 1/20/32(2)	$10,000,000	$10,006,740
THL Credit Wind River Clo Ltd., Series 2019-3A, Class CR, VRN, 2.28%, (3-month LIBOR plus 2.20%), 4/15/31(2)	7,500,000	7,530,546
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.20%, (3-month LIBOR plus 1.07%), 10/20/28(2)	3,540,854	3,542,420
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $109,426,334)		109,690,874
ASSET-BACKED SECURITIES — 2.7%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)	7,026,041	7,051,638
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	1,692,099	1,731,573
Capital Automotive REIT, Series 2021-1A, Class A4 SEQ, 2.76%, 8/15/51(2)	7,200,000	7,052,625
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	9,600,000	9,572,594
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)	11,452,529	11,485,994
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	6,954,061	7,082,124
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)	4,327,552	4,374,963
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	2,805,493	2,848,311
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)	11,234,164	11,159,483
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	7,347,000	7,438,010
Taco Bell Funding LLC, Series 2021-1A, Class A23 SEQ, 2.54%, 8/25/51(2)	10,300,000	10,333,207
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.83%, 11/17/39(2)	10,800,000	10,665,107
Wendy's Funding LLC, Series 2021-1A, Class A2II SEQ, 2.78%, 6/15/51(2)	9,376,500	9,576,527
TOTAL ASSET-BACKED SECURITIES (Cost $99,974,217)		100,372,156
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(2)	9,100,000	9,349,025
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 2.10%, (1-month LIBOR plus 2.00%), 9/15/36(2)	9,200,000	9,232,835
BX Trust , Series 2019-OC11, Class A SEQ, 3.20%, 12/9/41(2)	13,875,000	14,865,908
OPG Trust, Series 2021-PORT, Class E, VRN, 1.63%, (1-month LIBOR plus 1.53%), 10/15/36(2)(3)	12,090,000	11,989,653
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $45,669,636)		45,437,421
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	116,078	118,747
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	1,690,231	1,704,600
Arroyo Mortgage Trust, Series 2021-1R, Class A2 SEQ, VRN, 1.48%, 10/25/48(2)	4,153,710	4,161,854
9

		Principal Amount/Shares	Value
Arroyo Mortgage Trust, Series 2021-1R, Class A3 SEQ, VRN, 1.64%, 10/25/48(2)		$3,309,987	$3,310,647
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 1.05%, (SOFR plus 1.00%), 9/25/31(2)		4,525,000	4,528,535
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33		816,193	842,597
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)		2,511,503	2,535,101
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)		1,956,157	1,986,768
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3 SEQ, VRN, 1.59%, 7/25/66(2)		8,525,000	8,524,953
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(2)		4,154,110	4,226,829
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)		4,207,950	4,209,475
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34		30,559	31,108
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)		4,000,000	4,002,234
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33		446,428	463,998
			40,647,446
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.34%, (1-month LIBOR plus 3.25%), 5/25/25		1,810,901	1,836,204
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24		422,522	427,714
			2,263,918
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,805,926)			42,911,364
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Canada — 0.1%
Canadian Government Real Return Bond, 4.25%, 12/1/26 (Cost $2,524,208)	CAD	2,468,326	2,484,606
TEMPORARY CASH INVESTMENTS — 2.6%
Credit Agricole Corporate and Investment Bank, 0.05%, 10/1/21(2)(4)		$10,000,000	9,999,988
Landesbank Baden-Wuerttemberg, 0.04%, 10/1/21(2)(4)		63,151,000	63,150,849
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $4,160,675), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $4,077,792)			4,077,790
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $13,867,013), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $13,595,004)			13,595,000
State Street Institutional U.S. Government Money Market Fund, Premier Class		4,742,965	4,742,965
TOTAL TEMPORARY CASH INVESTMENTS (Cost $95,566,755)			95,566,592
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $3,396,038,093)			3,682,612,950
OTHER ASSETS AND LIABILITIES — (0.7)%			(24,093,062)
TOTAL NET ASSETS — 100.0%			$3,658,519,888

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	12,158,752	USD	9,604,449	Bank of America N.A.	12/15/21	$(5,064)
CAD	6,277,380	USD	4,946,190	Bank of America N.A.	12/15/21	9,827
CAD	6,275,863	USD	4,972,871	Bank of America N.A.	12/15/21	(18,051)
CAD	2,092,886	USD	1,650,853	Bank of America N.A.	12/15/21	1,489
USD	23,122,122	CAD	29,313,648	Bank of America N.A.	12/15/21	(21,125)
						$(32,924)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	1,143	December 2021	$140,294,321	$(1,002,353)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	181	December 2021	$28,818,594	$723,647
U.S. Treasury Ultra Bonds	70	December 2021	13,374,375	476,283
			$42,192,969	$1,199,930
^Amount represents value and unrealized appreciation (depreciation).

11

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.29%	1/25/24	$50,000,000	$670	$2,222,606	$2,223,276
CPURNSA	Receive	2.27%	1/26/24	$35,000,000	619	1,573,409	1,574,028
CPURNSA	Receive	1.62%	10/17/24	$27,000,000	(719)	1,980,344	1,979,625
CPURNSA	Receive	2.26%	2/1/25	$30,000,000	684	1,489,607	1,490,291
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	(738)	3,224,464	3,223,726
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	447,218	447,742
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	586	1,154,991	1,155,577
CPURNSA	Receive	2.24%	1/11/26	$30,000,000	683	1,652,477	1,653,160
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	805	2,737,658	2,738,463
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	805	2,792,719	2,793,524
CPURNSA	Receive	2.33%	2/2/26	$17,000,000	604	847,768	848,372
CPURNSA	Receive	2.29%	2/2/26	$50,000,000	805	2,608,373	2,609,178
CPURNSA	Receive	2.30%	2/24/26	$12,000,000	573	603,180	603,753
CPURNSA	Receive	2.30%	2/24/26	$45,000,000	775	2,263,299	2,264,074
CPURNSA	Receive	2.29%	2/24/26	$13,000,000	580	661,227	661,807
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	2,431,804	2,431,029
CPURNSA	Receive	1.98%	8/1/29	$32,000,000	(846)	2,675,896	2,675,050
CPURNSA	Receive	1.79%	10/16/29	$17,500,000	(713)	1,855,432	1,854,719
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(765)	2,588,287	2,587,522
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(738)	2,154,200	2,153,462
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(544)	396,954	396,410
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	548	733,402	733,950
CPURNSA	Receive	1.47%	6/5/30	$10,000,000	608	1,499,102	1,499,710
CPURNSA	Receive	1.92%	8/26/30	$25,000,000	770	2,805,421	2,806,191
CPURNSA	Receive	2.14%	12/16/30	$7,000,000	575	568,559	569,134
					$5,376	$43,968,397	$43,973,773

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	$(434,752)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(434,842)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(766,852)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(173,934)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(163,083)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(4,143,724)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(2,850,672)
						$(8,967,859)
*Amount represents value and unrealized appreciation (depreciation).

12

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $34,421,330.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $403,002,979, which represented 11.0% of total net assets. Of these securities, 2.0% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,396,038,093)	$3,682,612,950
Receivable for investments sold	7,199,584
Receivable for capital shares sold	3,028,182
Receivable for variation margin on futures contracts	86,539
Unrealized appreciation on forward foreign currency exchange contracts	11,316
Interest receivable	6,933,248
3,699,871,819

Liabilities
Payable for investments purchased	28,920,484
Payable for capital shares redeemed	2,443,793
Payable for variation margin on swap agreements	160,143
Unrealized depreciation on forward foreign currency exchange contracts	44,240
Swap agreements, at value	8,967,859
Accrued management fees	761,550
Distribution and service fees payable	53,862
41,351,931

Net Assets	$3,658,519,888

Net Assets Consist of:
Capital paid in	$3,260,319,591
Distributable earnings	398,200,297
$3,658,519,888

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,049,250,889	80,661,311	$13.01
I Class	$453,627,167	34,916,113	$12.99
Y Class	$62,170,110	4,783,748	$13.00
A Class	$145,216,293	11,197,448	$12.97*
C Class	$10,304,647	796,769	$12.93
R Class	$33,108,547	2,542,646	$13.02
R5 Class	$301,460,310	23,193,956	$13.00
R6 Class	$543,139,835	41,803,453	$12.99
G Class	$1,060,242,090	81,509,114	$13.01
*Maximum offering price $13.58 (net asset value divided by 0.955).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$119,649,637

Expenses:
Management fees	5,514,057
Distribution and service fees:
A Class	200,520
C Class	45,029
R Class	77,708
Trustees' fees and expenses	116,535
Other expenses	7,787
5,961,636
Fees waived - G Class	(1,051,856)
4,909,780

Net investment income (loss)	114,739,857

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	11,303,765
Forward foreign currency exchange contract transactions	818,848
Futures contract transactions	(4,834,474)
Foreign currency translation transactions	(31,081)
7,257,058

Change in net unrealized appreciation (depreciation) on:
Investments	30,673,976
Forward foreign currency exchange contracts	(53,981)
Futures contracts	123,292
Swap agreements	27,686,067
Translation of assets and liabilities in foreign currencies	(12,066)
58,417,288

Net realized and unrealized gain (loss)	65,674,346

Net Increase (Decrease) in Net Assets Resulting from Operations	$180,414,203

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$114,739,857	$46,749,009
Net realized gain (loss)	7,257,058	10,745,248
Change in net unrealized appreciation (depreciation)	58,417,288	156,820,582
Net increase (decrease) in net assets resulting from operations	180,414,203	214,314,839

Distributions to Shareholders
From earnings:
Investor Class	(10,933,100)	(11,369,297)
I Class	(4,746,942)	(3,324,252)
Y Class	(687,576)	(499,494)
A Class	(1,590,911)	(1,420,414)
C Class	(55,657)	(36,749)
R Class	(262,615)	(186,991)
R5 Class	(3,374,600)	(3,880,599)
R6 Class	(6,365,587)	(5,209,460)
G Class	(13,426,286)	(9,903,598)
Decrease in net assets from distributions	(41,443,274)	(35,830,854)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	199,523,213	790,076,884

Net increase (decrease) in net assets	338,494,142	968,560,869

Net Assets
Beginning of period	3,320,025,746	2,351,464,877
End of period	$3,658,519,888	$3,320,025,746

See Notes to Financial Statements.

16

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

17

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

18

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 23% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.45%
I Class		0.1500% to 0.2100%	0.35%
Y Class		0.0500% to 0.1100%	0.25%
A Class		0.2500% to 0.3100%	0.45%
C Class		0.2500% to 0.3100%	0.45%
R Class		0.2500% to 0.3100%	0.45%
R5 Class		0.0500% to 0.1100%	0.25%
R6 Class		0.0000% to 0.0600%	0.20%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.20%.

19

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $653,043,004, of which $295,333,893 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $491,561,021, of which $163,692,264 represented U.S. Treasury and Government Agency obligations.

20

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,790,383	$113,432,320	17,580,459	$217,220,089
Issued in reinvestment of distributions	836,728	10,618,084	908,364	10,961,502
Redeemed	(6,271,612)	(80,254,937)	(21,138,631)	(260,071,645)
	3,355,499	43,795,467	(2,649,808)	(31,890,054)
I Class
Sold	7,521,082	96,875,552	19,913,093	246,406,746
Issued in reinvestment of distributions	313,848	3,976,460	232,236	2,815,549
Redeemed	(3,416,779)	(44,012,628)	(7,134,303)	(87,640,903)
	4,418,151	56,839,384	13,011,026	161,581,392
Y Class
Sold	762,582	9,778,881	1,922,528	23,798,872
Issued in reinvestment of distributions	54,267	687,563	41,200	499,494
Redeemed	(261,759)	(3,371,581)	(165,585)	(2,039,040)
	555,090	7,094,863	1,798,143	22,259,326
A Class
Sold	2,348,655	30,211,030	5,997,847	74,034,416
Issued in reinvestment of distributions	66,943	847,502	65,108	780,289
Redeemed	(3,716,787)	(48,206,018)	(6,345,294)	(77,988,724)
	(1,301,189)	(17,147,486)	(282,339)	(3,174,019)
C Class
Sold	233,879	2,999,462	348,850	4,331,714
Issued in reinvestment of distributions	2,427	30,705	2,089	24,986
Redeemed	(59,034)	(754,161)	(346,416)	(4,264,090)
	177,272	2,276,006	4,523	92,610
R Class
Sold	606,408	7,818,447	1,087,226	13,450,485
Issued in reinvestment of distributions	20,365	259,040	14,237	170,703
Redeemed	(354,368)	(4,566,844)	(867,867)	(10,714,049)
	272,405	3,510,643	233,596	2,907,139
R5 Class
Sold	3,638,747	46,789,259	10,681,785	132,411,353
Issued in reinvestment of distributions	250,717	3,176,578	302,973	3,665,312
Redeemed	(5,184,825)	(65,980,981)	(10,043,822)	(123,831,723)
	(1,295,361)	(16,015,144)	940,936	12,244,942
R6 Class
Sold	10,316,627	131,981,978	18,570,245	229,271,709
Issued in reinvestment of distributions	403,338	5,106,264	352,122	4,265,776
Redeemed	(5,344,891)	(68,670,012)	(8,627,627)	(106,574,158)
	5,375,074	68,418,230	10,294,740	126,963,327
G Class
Sold	5,322,921	68,797,020	41,693,076	518,084,106
Issued in reinvestment of distributions	1,059,691	13,426,286	810,897	9,903,598
Redeemed	(2,409,948)	(31,472,056)	(2,323,884)	(28,895,483)
	3,972,664	50,751,250	40,180,089	499,092,221
Net increase (decrease)	15,529,605	$199,523,213	63,530,906	$790,076,884
21

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$3,119,695,127	—
Corporate Bonds	—	166,454,810	—
Collateralized Loan Obligations	—	109,690,874	—
Asset-Backed Securities	—	100,372,156	—
Commercial Mortgage-Backed Securities	—	45,437,421	—
Collateralized Mortgage Obligations	—	42,911,364	—
Sovereign Governments and Agencies	—	2,484,606	—
Temporary Cash Investments	$4,742,965	90,823,627	—
	$4,742,965	$3,677,869,985	—
Other Financial Instruments
Futures Contracts	$1,199,930	—	—
Swap Agreements	—	$43,973,773	—
Forward Foreign Currency Exchange Contracts	—	11,316	—
	$1,199,930	$43,985,089	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,002,353	—	—
Swap Agreements	—	$8,967,859	—
Forward Foreign Currency Exchange Contracts	—	44,240	—
	$1,002,353	$9,012,099	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $132,549,256.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $147,632,797 futures contracts purchased and $92,533,266 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $728,500,000.
23

Value of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$11,316	Unrealized depreciation on forward foreign currency exchange contracts	$44,240
Interest Rate Risk	Receivable for variation margin on futures contracts*	86,539	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	160,143
Other Contracts	Swap agreements	—	Swap agreements	8,967,859
		$97,855		$9,172,242
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$818,848	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(53,981)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(4,834,474)	Change in net unrealized appreciation (depreciation) on futures contracts	123,292
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	27,686,067
		$(4,015,626)		$27,755,378

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

24

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,397,507,653
Gross tax appreciation of investments	$288,710,757
Gross tax depreciation of investments	(3,605,460)
Net tax appreciation (depreciation) of investments	$285,105,297

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2021, the fund had accumulated short-term capital losses of $(28,798,110) and accumulated long-term capital losses of $(8,853,562), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

25

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$12.49	0.41	0.25	0.66	(0.14)	—	(0.14)	$13.01	5.33%	0.46%(4)	0.46%(4)	6.33%(4)	6.33%(4)	14%	$1,049,251
2021	$11.63	0.17	0.84	1.01	(0.15)	—	(0.15)	$12.49	8.70%	0.47%	0.47%	1.46%	1.46%	22%	$965,896
2020	$11.39	0.32	0.20	0.52	(0.28)	—	(0.28)	$11.63	4.62%	0.47%	0.47%	2.70%	2.70%	24%	$929,682
2019	$11.54	0.24	(0.06)	0.18	(0.33)	—	(0.33)	$11.39	1.63%	0.47%	0.47%	2.17%	2.17%	21%	$1,101,609
2018	$11.70	0.27	(0.18)	0.09	(0.25)	—	(0.25)	$11.54	0.80%	0.47%	0.47%	2.34%	2.34%	23%	$1,326,980
2017	$11.76	0.28	(0.09)	0.19	(0.23)	(0.02)	(0.25)	$11.70	1.57%	0.47%	0.47%	2.42%	2.42%	21%	$1,702,008
I Class
2021(3)	$12.48	0.41	0.25	0.66	(0.15)	—	(0.15)	$12.99	5.30%	0.36%(4)	0.36%(4)	6.43%(4)	6.43%(4)	14%	$453,627
2021	$11.61	0.20	0.83	1.03	(0.16)	—	(0.16)	$12.48	8.91%	0.37%	0.37%	1.56%	1.56%	22%	$380,580
2020	$11.38	0.31	0.22	0.53	(0.30)	—	(0.30)	$11.61	4.64%	0.37%	0.37%	2.80%	2.80%	24%	$203,093
2019	$11.53	0.29	(0.10)	0.19	(0.34)	—	(0.34)	$11.38	1.73%	0.37%	0.37%	2.27%	2.27%	21%	$149,791
2018(5)	$11.69	0.29	(0.19)	0.10	(0.26)	—	(0.26)	$11.53	0.87%	0.37%(4)	0.37%(4)	2.55%(4)	2.55%(4)	23%(6)	$293,697

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$12.48	0.42	0.25	0.67	(0.15)	—	(0.15)	$13.00	5.43%	0.26%(4)	0.26%(4)	6.53%(4)	6.53%(4)	14%	$62,170
2021	$11.62	0.21	0.82	1.03	(0.17)	—	(0.17)	$12.48	8.93%	0.27%	0.27%	1.66%	1.66%	22%	$52,784
2020	$11.38	0.30	0.25	0.55	(0.31)	—	(0.31)	$11.62	4.84%	0.27%	0.27%	2.90%	2.90%	24%	$28,234
2019	$11.53	0.25	(0.05)	0.20	(0.35)	—	(0.35)	$11.38	1.83%	0.27%	0.27%	2.37%	2.37%	21%	$13,802
2018(5)	$11.69	0.30	(0.19)	0.11	(0.27)	—	(0.27)	$11.53	0.95%	0.27%(4)	0.27%(4)	2.64%(4)	2.64%(4)	23%(6)	$566
A Class
2021(3)	$12.46	0.39	0.25	0.64	(0.13)	—	(0.13)	$12.97	5.13%	0.71%(4)	0.71%(4)	6.08%(4)	6.08%(4)	14%	$145,216
2021	$11.59	0.14	0.85	0.99	(0.12)	—	(0.12)	$12.46	8.55%	0.72%	0.72%	1.21%	1.21%	22%	$155,704
2020	$11.36	0.29	0.19	0.48	(0.25)	—	(0.25)	$11.59	4.28%	0.72%	0.72%	2.45%	2.45%	24%	$148,184
2019	$11.50	0.22	(0.06)	0.16	(0.30)	—	(0.30)	$11.36	1.46%	0.72%	0.72%	1.92%	1.92%	21%	$153,652
2018	$11.67	0.24	(0.19)	0.05	(0.22)	—	(0.22)	$11.50	0.46%	0.72%	0.72%	2.09%	2.09%	23%	$205,059
2017	$11.73	0.25	(0.09)	0.16	(0.20)	(0.02)	(0.22)	$11.67	1.32%	0.72%	0.72%	2.17%	2.17%	21%	$288,058
C Class
2021(3)	$12.43	0.34	0.24	0.58	(0.08)	—	(0.08)	$12.93	4.69%	1.46%(4)	1.46%(4)	5.33%(4)	5.33%(4)	14%	$10,305
2021	$11.60	0.05	0.84	0.89	(0.06)	—	(0.06)	$12.43	7.73%	1.47%	1.47%	0.46%	0.46%	22%	$7,698
2020	$11.36	0.21	0.20	0.41	(0.17)	—	(0.17)	$11.60	3.49%	1.47%	1.47%	1.70%	1.70%	24%	$7,134
2019	$11.51	0.14	(0.07)	0.07	(0.22)	—	(0.22)	$11.36	0.70%	1.47%	1.47%	1.17%	1.17%	21%	$11,407
2018	$11.68	0.16	(0.19)	(0.03)	(0.14)	—	(0.14)	$11.51	(0.29)%	1.47%	1.47%	1.34%	1.34%	23%	$14,674
2017	$11.74	0.17	(0.10)	0.07	(0.11)	(0.02)	(0.13)	$11.68	0.55%	1.47%	1.47%	1.42%	1.42%	21%	$15,972

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$12.51	0.38	0.24	0.62	(0.11)	—	(0.11)	$13.02	4.99%	0.96%(4)	0.96%(4)	5.83%(4)	5.83%(4)	14%	$33,109
2021	$11.65	0.11	0.84	0.95	(0.09)	—	(0.09)	$12.51	8.20%	0.97%	0.97%	0.96%	0.96%	22%	$28,398
2020	$11.41	0.26	0.21	0.47	(0.23)	—	(0.23)	$11.65	4.09%	0.97%	0.97%	2.20%	2.20%	24%	$23,721
2019	$11.55	0.17	(0.04)	0.13	(0.27)	—	(0.27)	$11.41	1.20%	0.97%	0.97%	1.67%	1.67%	21%	$26,748
2018	$11.72	0.22	(0.20)	0.02	(0.19)	—	(0.19)	$11.55	0.21%	0.97%	0.97%	1.84%	1.84%	23%	$27,016
2017	$11.78	0.22	(0.09)	0.13	(0.17)	(0.02)	(0.19)	$11.72	1.06%	0.97%	0.97%	1.92%	1.92%	21%	$26,920
R5 Class
2021(3)	$12.48	0.42	0.25	0.67	(0.15)	—	(0.15)	$13.00	5.43%	0.26%(4)	0.26%(4)	6.53%(4)	6.53%(4)	14%	$301,460
2021	$11.62	0.20	0.83	1.03	(0.17)	—	(0.17)	$12.48	8.93%	0.27%	0.27%	1.66%	1.66%	22%	$305,728
2020	$11.38	0.34	0.21	0.55	(0.31)	—	(0.31)	$11.62	4.84%	0.27%	0.27%	2.90%	2.90%	24%	$273,591
2019	$11.53	0.28	(0.08)	0.20	(0.35)	—	(0.35)	$11.38	1.83%	0.27%	0.27%	2.37%	2.37%	21%	$327,939
2018	$11.69	0.29	(0.17)	0.12	(0.28)	—	(0.28)	$11.53	0.92%	0.27%	0.27%	2.54%	2.54%	23%	$445,988
2017	$11.76	0.31	(0.11)	0.20	(0.25)	(0.02)	(0.27)	$11.69	1.78%	0.27%	0.27%	2.62%	2.62%	21%	$1,206,044
R6 Class
2021(3)	$12.48	0.42	0.25	0.67	(0.16)	—	(0.16)	$12.99	5.38%	0.21%(4)	0.21%(4)	6.58%(4)	6.58%(4)	14%	$543,140
2021	$11.61	0.21	0.84	1.05	(0.18)	—	(0.18)	$12.48	9.08%	0.22%	0.22%	1.71%	1.71%	22%	$454,592
2020	$11.38	0.33	0.21	0.54	(0.31)	—	(0.31)	$11.61	4.80%	0.22%	0.22%	2.95%	2.95%	24%	$303,503
2019	$11.52	0.26	(0.04)	0.22	(0.36)	—	(0.36)	$11.38	1.98%	0.22%	0.22%	2.42%	2.42%	21%	$238,545
2018(7)	$11.55	0.20	(0.11)	0.09	(0.12)	—	(0.12)	$11.52	0.74%	0.22%(4)	0.22%(4)	2.56%(4)	2.56%(4)	23%(6)	$107,331

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2021(3)	$12.49	0.44	0.25	0.69	(0.17)	—	(0.17)	$13.01	5.56%	0.01%(4)	0.21%(4)	6.78%(4)	6.58%(4)	14%	$1,060,242
2021	$11.63	0.26	0.80	1.06	(0.20)	—	(0.20)	$12.49	9.20%	0.01%	0.22%	1.92%	1.71%	22%	$968,646
2020	$11.39	0.37	0.21	0.58	(0.34)	—	(0.34)	$11.63	5.11%	0.01%	0.22%	3.16%	2.95%	24%	$434,322
2019	$11.53	0.30	(0.06)	0.24	(0.38)	—	(0.38)	$11.39	2.19%	0.01%	0.22%	2.63%	2.42%	21%	$529,604
2018(7)	$11.55	0.22	(0.12)	0.10	(0.12)	—	(0.12)	$11.53	0.88%	0.01%(4)	0.22%(4)	2.80%(4)	2.59%(4)	23%(6)	$639,280

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was at its benchmark for the five-

year period and below its benchmark for the one-, three-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90811 2111

Semiannual Report

September 30, 2021

Short-Term Government Fund
Investor Class (TWUSX)
I Class (ASGHX)
A Class (TWAVX)
C Class (TWACX)
R Class (TWARX)
R5 Class (TWUOX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities and Equivalents	66.2%
U.S. Government Agency Securities	13.4%
Collateralized Mortgage Obligations	11.6%
Asset-Backed Securities	6.4%
U.S. Government Agency Mortgage-Backed Securities	2.1%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	(0.9)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.70	$2.71	0.54%
I Class	$1,000	$1,002.30	$2.21	0.44%
A Class	$1,000	$1,000.40	$3.96	0.79%
C Class	$1,000	$995.80	$7.70	1.54%
R Class	$1,000	$999.00	$5.21	1.04%
R5 Class	$1,000	$1,001.70	$1.71	0.34%
Hypothetical
Investor Class	$1,000	$1,022.36	$2.74	0.54%
I Class	$1,000	$1,022.86	$2.23	0.44%
A Class	$1,000	$1,021.11	$4.00	0.79%
C Class	$1,000	$1,017.35	$7.79	1.54%
R Class	$1,000	$1,019.85	$5.27	1.04%
R5 Class	$1,000	$1,023.36	$1.72	0.34%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES AND EQUIVALENTS — 66.2%
Iraq Government AID Bond, 2.15%, 1/18/22	$700,000	$707,487
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	5,748,750	6,138,968
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	3,192,210	3,415,964
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	575,605	628,315
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	4,734,720	5,125,138
U.S. Treasury Notes, 0.125%, 1/31/23	10,000,000	9,996,875
U.S. Treasury Notes, 0.125%, 2/28/23	25,500,000	25,486,054
U.S. Treasury Notes, 0.125%, 4/30/23	27,000,000	26,968,887
U.S. Treasury Notes, 0.25%, 6/15/23(1)	1,000,000	1,000,430
U.S. Treasury Notes, 0.125%, 9/15/23	6,000,000	5,982,891
U.S. Treasury Notes, 0.125%, 1/15/24	32,000,000	31,835,000
U.S. Treasury Notes, 0.375%, 4/15/24	30,000,000	29,971,875
U.S. Treasury Notes, 0.375%, 9/15/24	6,700,000	6,671,734
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $153,646,658)		153,929,618
U.S. GOVERNMENT AGENCY SECURITIES — 13.4%
FHLB, 0.125%, 6/2/23	4,700,000	4,689,312
FHLB, 0.125%, 8/28/23	14,000,000	13,958,176
FHLMC, 0.375%, 5/5/23	4,000,000	4,008,592
FNMA, 0.25%, 5/22/23	8,000,000	8,004,422
Tennessee Valley Authority, 0.75%, 5/15/25	400,000	400,679
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $31,052,604)		31,061,181
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.6%
U.S. Government Agency Collateralized Mortgage Obligations — 11.6%
FHLMC, Series 3114, Class FT, VRN, 0.43%, (1-month LIBOR plus 0.35%), 9/15/30	292,349	293,618
FHLMC, Series 3149, Class LF, VRN, 0.38%, (1-month LIBOR plus 0.30%), 5/15/36	898,899	903,794
FHLMC, Series 3200, Class FP, VRN, 0.28%, (1-month LIBOR plus 0.20%), 8/15/36	573,497	573,097
FHLMC, Series 3206, Class FE, VRN, 0.48%, (1-month LIBOR plus 0.40%), 8/15/36	248,437	251,328
FHLMC, Series 3213, Class LF, VRN, 0.30%, (1-month LIBOR plus 0.22%), 9/15/36	753,576	754,436
FHLMC, Series 3231, Class FA, VRN, 0.48%, (1-month LIBOR plus 0.40%), 10/15/36	253,774	256,341
FHLMC, Series 3301, Class FA, VRN, 0.38%, (1-month LIBOR plus 0.30%), 8/15/35	246,729	247,435
FHLMC, Series 3380, Class FP, VRN, 0.43%, (1-month LIBOR plus 0.35%), 11/15/36	295,308	297,357
FHLMC, Series 3508, Class PF, VRN, 0.93%, (1-month LIBOR plus 0.85%), 2/15/39	110,918	113,351
FHLMC, Series 3587, Class FB, VRN, 0.86%, (1-month LIBOR plus 0.78%), 2/15/36	288,111	294,243
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	424,272	431,541
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	863,944	883,656
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	594,392	608,002
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	497,660	500,581
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,201,324
6

	Principal Amount	Value
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	$1,477,110	$1,548,604
FHLMC, Series K739, Class A1 SEQ, 0.52%, 11/25/26	3,563,834	3,530,365
FHLMC, Series K742, Class A1 SEQ, 0.86%, 6/25/27	2,199,010	2,187,303
FHLMC, Series KF32, Class A, VRN, 0.45%, (1-month LIBOR plus 0.37%), 5/25/24	171,317	171,555
FHLMC, Series KF35, Class A, VRN, 0.43%, (1-month LIBOR plus 0.35%), 8/25/24	494,213	494,798
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	1,954,790	2,032,584
FHLMC, Series Q009, Class A, VRN, 0.43%, (1-month LIBOR plus 0.35%), 4/25/24	1,272,516	1,272,579
FNMA, Series 2004-28, Class FE, VRN, 0.44%, (1-month LIBOR plus 0.35%), 5/25/34	868,038	871,762
FNMA, Series 2006-11, Class FA, VRN, 0.39%, (1-month LIBOR plus 0.30%), 3/25/36	256,903	258,814
FNMA, Series 2006-60, Class KF, VRN, 0.39%, (1-month LIBOR plus 0.30%), 7/25/36	639,489	642,785
FNMA, Series 2006-72, Class TE, VRN, 0.39%, (1-month LIBOR plus 0.30%), 8/25/36	311,565	314,364
FNMA, Series 2008-9, Class FA, VRN, 0.59%, (1-month LIBOR plus 0.50%), 2/25/38	959,722	976,411
FNMA, Series 2009-33, Class FB, VRN, 0.91%, (1-month LIBOR plus 0.82%), 3/25/37	353,973	362,477
FNMA, Series 2009-89, Class FD, VRN, 0.69%, (1-month LIBOR plus 0.60%), 5/25/36	177,528	180,607
FNMA, Series 2016-11, Class FB, VRN, 0.65%, (1-month LIBOR plus 0.55%), 3/25/46	279,990	280,793
FNMA, Series 2016-M13, Class FA, VRN, 0.76%, (1-month LIBOR plus 0.67%), 11/25/23	98,443	98,721
FNMA, Series 2016-M2, Class FA, VRN, 0.94%, (1-month LIBOR plus 0.85%), 1/25/23	90,139	90,469
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	2,157,256	2,139,983
GNMA, Series 2010-14, Class QF, VRN, 0.53%, (1-month LIBOR plus 0.45%), 2/16/40	499,910	503,606
GNMA, Series 2016-68, Class MF, VRN, 0.39%, (1-month LIBOR plus 0.30%), 5/20/46	337,622	338,883
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,677,371)		26,907,567
ASSET-BACKED SECURITIES — 6.4%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 0.69%, (1-month LIBOR plus 0.58%), 11/25/71	3,225,000	3,231,549
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 0.68%, (1-month LIBOR plus 0.57%), 11/25/70(2)	3,225,000	3,225,000
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 0.67%, (1-month LIBOR plus 0.57%), 8/25/61	3,225,000	3,232,880
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 0.58%, (3-month LIBOR plus 0.45%), 8/23/36(2)	3,157,037	3,154,420
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 0.68%, (1-month LIBOR plus 0.57%), 9/25/61	2,150,000	2,154,027
TOTAL ASSET-BACKED SECURITIES (Cost $14,961,434)		14,997,876
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.0%
FHLMC, VRN, 2.38%, (6-month LIBOR plus 2.26%), 3/1/24	8,554	8,571
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.25%), 9/1/35	85,592	91,663
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	45,899	49,439
FHLMC, VRN, 2.04%, (12-month LIBOR plus 1.67%), 12/1/36	23,673	23,865
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	35,763	38,232
7

	Principal Amount/Shares	Value
FHLMC, VRN, 2.03%, (12-month LIBOR plus 1.78%), 5/1/40	$33,133	$33,512
FHLMC, VRN, 2.13%, (12-month LIBOR plus 1.88%), 7/1/40	62,319	65,748
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.77%), 9/1/40	29,292	30,490
FHLMC, VRN, 2.15%, (12-month LIBOR plus 1.88%), 5/1/41	41,562	43,365
FHLMC, VRN, 2.38%, (12-month LIBOR plus 1.88%), 10/1/41	135,814	136,529
FHLMC, VRN, 2.05%, (12-month LIBOR plus 1.65%), 12/1/42	84,155	88,604
FHLMC, VRN, 2.87%, (12-month LIBOR plus 1.63%), 1/1/44	184,521	190,965
FHLMC, VRN, 3.24%, (12-month LIBOR plus 1.62%), 6/1/44	89,031	92,775
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.60%), 10/1/44	50,554	52,786
FHLMC, VRN, 2.61%, (12-month LIBOR plus 1.60%), 6/1/45	107,238	111,976
FNMA, VRN, 2.20%, (1-year H15T1Y plus 2.12%), 8/1/23	728	730
FNMA, VRN, 3.03%, (1-year H15T1Y plus 2.28%), 5/1/25	10,480	10,483
FNMA, VRN, 1.71%, (6-month LIBOR plus 1.50%), 3/1/33	164,812	165,398
FNMA, VRN, 1.81%, (6-month LIBOR plus 1.57%), 6/1/35	96,231	100,323
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	96,332	100,429
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	145,423	151,638
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	15,653	16,322
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.54%), 9/1/35	74,704	77,821
FNMA, VRN, 1.75%, (6-month LIBOR plus 1.55%), 3/1/36	184,821	192,720
FNMA, VRN, 2.125%, (12-month LIBOR plus 1.75%), 11/1/39	113,477	116,625
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	11,224	11,681
FNMA, VRN, 2.04%, (12-month LIBOR plus 1.79%), 8/1/40	53,015	55,935
FNMA, VRN, 2.00%, (12-month LIBOR plus 1.75%), 7/1/41	18,092	18,066
FNMA, VRN, 2.11%, (12-month LIBOR plus 1.74%), 5/1/42	1,470,231	1,555,122
FNMA, VRN, 1.91%, (12-month LIBOR plus 1.58%), 3/1/43	33,243	34,075
FNMA, VRN, 1.84%, (12-month LIBOR plus 1.59%), 8/1/45	51,323	53,446
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.61%), 4/1/46	179,331	188,455
FNMA, VRN, 2.87%, (12-month LIBOR plus 1.61%), 4/1/46	56,596	59,114
FNMA, VRN, 2.82%, (12-month LIBOR plus 1.61%), 5/1/46	170,515	179,698
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	89,012	92,957
FNMA, VRN, 3.10%, (12-month LIBOR plus 1.61%), 4/1/47	107,079	111,943
FNMA, VRN, 3.07%, (12-month LIBOR plus 1.60%), 9/1/47	175,670	184,325
GNMA, VRN, 2.625%, (1-year H15T1Y plus 2.00%), 11/20/21	20	20
		4,535,846
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 7.00%, 5/1/32	30,391	31,531
FNMA, 7.00%, 5/1/32	78,830	88,676
FNMA, 7.00%, 6/1/32	47,934	54,116
FNMA, 7.00%, 8/1/32	13,047	13,094
FNMA, 3.50%, 3/1/34	138,882	149,287
		336,704
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,787,059)		4,872,550
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $539,001), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $528,264)		528,263
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,794,275), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $1,759,000)		1,759,000
8

	Principal Amount/Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	614,435	$614,435
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,901,698)		2,901,698
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $234,026,824)		234,670,490
OTHER ASSETS AND LIABILITIES — (0.9)%		(2,186,409)
TOTAL NET ASSETS — 100.0%		$232,484,081

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	54	December 2021	$11,882,953	$18
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	103	December 2021	$12,642,445	$73,894
U.S. Treasury 10-Year Notes	12	December 2021	1,579,313	11,570
			$14,221,758	$85,464
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.33%	2/8/26	$4,000,000	$524	$199,134	$199,658
CPURNSA	Receive	2.29%	2/24/26	$3,000,000	518	152,207	152,725
					$1,042	$351,341	$352,383

9

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $346,418.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,379,420, which represented 2.7% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $234,026,824)	$234,670,490
Receivable for investments sold	17,208
Receivable for capital shares sold	54,722
Interest receivable	145,380
234,887,800

Liabilities
Payable for investments purchased	1,991,816
Payable for capital shares redeemed	290,985
Payable for variation margin on futures contracts	13,668
Payable for variation margin on swap agreements	2,531
Accrued management fees	99,050
Distribution and service fees payable	5,405
Dividends payable	264
2,403,719

Net Assets	$232,484,081

Net Assets Consist of:
Capital paid in	$230,077,107
Distributable earnings	2,406,974
$232,484,081

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$170,540,468	17,415,219	$9.79
I Class	$30,961,705	3,164,028	$9.79
A Class	$8,419,259	859,347	$9.80*
C Class	$3,045,721	319,357	$9.54
R Class	$2,890,374	296,485	$9.75
R5 Class	$16,626,554	1,697,768	$9.79
*Maximum offering price $10.03 (net asset value divided by 0.9775).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,445,793

Expenses:
Management fees	658,074
Distribution and service fees:
A Class	11,314
C Class	14,064
R Class	7,153
Trustees' fees and expenses	8,788
Other expenses	80
699,473

Net investment income (loss)	746,320

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,076,739
Futures contract transactions	(201,171)
875,568

Change in net unrealized appreciation (depreciation) on:
Investments	(1,506,232)
Futures contracts	(93,745)
Swap agreements	261,782
(1,338,195)

Net realized and unrealized gain (loss)	(462,627)

Net Increase (Decrease) in Net Assets Resulting from Operations	$283,693

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$746,320	$893,443
Net realized gain (loss)	875,568	3,729,898
Change in net unrealized appreciation (depreciation)	(1,338,195)	(1,644,496)
Net increase (decrease) in net assets resulting from operations	283,693	2,978,845

Distributions to Shareholders
From earnings:
Investor Class	(529,497)	(1,064,239)
I Class	(128,084)	(284,893)
A Class	(12,933)	(27,029)
C Class	(1)	(145)
R Class	(1)	(2,719)
R5 Class	(81,520)	(141,291)
Decrease in net assets from distributions	(752,036)	(1,520,316)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(43,201,914)	(1,521,269)

Net increase (decrease) in net assets	(43,670,257)	(62,740)

Net Assets
Beginning of period	276,154,338	276,217,078
End of period	$232,484,081	$276,154,338

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.53%
I Class		0.1500% to 0.2100%	0.43%
A Class		0.2500% to 0.3100%	0.53%
C Class		0.2500% to 0.3100%	0.53%
R Class		0.2500% to 0.3100%	0.53%
R5 Class		0.0500% to 0.1100%	0.33%
Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $270,014,151, of which $255,052,832 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $298,910,064, of which $286,364,585 represented U.S. Treasury and Government Agency obligations.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,295,761	$12,708,329	18,006,022	$176,160,738
Issued in reinvestment of distributions	52,707	516,947	102,407	1,002,369
Redeemed	(4,095,462)	(40,167,617)	(19,851,496)	(194,093,712)
	(2,746,994)	(26,942,341)	(1,743,067)	(16,930,605)
I Class
Sold	1,302,355	12,764,730	9,836,688	96,147,745
Issued in reinvestment of distributions	13,050	127,905	28,676	280,493
Redeemed	(1,924,087)	(18,845,507)	(8,456,254)	(82,665,091)
	(608,682)	(5,952,872)	1,409,110	13,763,147
A Class
Sold	23,300	228,686	588,838	5,757,657
Issued in reinvestment of distributions	1,314	12,900	2,757	26,977
Redeemed	(273,533)	(2,685,919)	(404,186)	(3,959,780)
	(248,919)	(2,444,333)	187,409	1,824,854
C Class
Sold	100,183	958,767	184,001	1,763,371
Issued in reinvestment of distributions	—	1	15	145
Redeemed	(24,625)	(235,413)	(252,625)	(2,421,961)
	75,558	723,355	(68,609)	(658,445)
R Class
Sold	57,486	561,428	533,506	5,200,187
Issued in reinvestment of distributions	—	1	276	2,684
Redeemed	(85,816)	(838,239)	(414,135)	(4,038,473)
	(28,330)	(276,810)	119,647	1,164,398
R5 Class
Sold	62,251	610,961	2,278,250	22,320,160
Issued in reinvestment of distributions	8,312	81,520	14,435	141,291
Redeemed	(918,026)	(9,001,394)	(2,364,598)	(23,146,069)
	(847,463)	(8,308,913)	(71,913)	(684,618)
Net increase (decrease)	(4,404,830)	$(43,201,914)	(167,423)	$(1,521,269)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

17

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	$153,929,618	—
U.S. Government Agency Securities	—	31,061,181	—
Collateralized Mortgage Obligations	—	26,907,567	—
Asset-Backed Securities	—	14,997,876	—
U.S. Government Agency Mortgage-Backed Securities	—	4,872,550	—
Temporary Cash Investments	$614,435	2,287,263	—
	$614,435	$234,056,055	—
Other Financial Instruments
Futures Contracts	$85,482	—	—
Swap Agreements	—	$352,383	—
	$85,482	$352,383	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $6,605,688 futures contracts purchased and $17,202,220 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $7,000,000.

18

Value of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$13,668
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	2,531
		—		$16,199
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(201,171)	Change in net unrealized appreciation (depreciation) on futures contracts	$(93,745)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	261,782
		$(201,171)		$168,037
8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$234,057,402
Gross tax appreciation of investments	$863,393
Gross tax depreciation of investments	(250,305)
Net tax appreciation (depreciation) of investments	$613,088
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
19

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$9.81	0.03	(0.02)	0.01	(0.03)	$9.79	0.07%	0.54%(4)	0.57%(4)	106%	$170,540
2021	$9.75	0.03	0.08	0.11	(0.05)	$9.81	1.09%	0.55%	0.27%	162%	$197,813
2020	$9.48	0.14	0.28	0.42	(0.15)	$9.75	4.48%	0.55%	1.47%	206%	$213,672
2019	$9.45	0.17	0.04	0.21	(0.18)	$9.48	2.25%	0.55%	1.81%	128%	$159,683
2018	$9.58	0.10	(0.12)	(0.02)	(0.11)	$9.45	(0.17)%	0.55%	1.05%	101%	$169,819
2017	$9.66	0.05	(0.06)	(0.01)	(0.07)	$9.58	(0.14)%	0.55%	0.54%	99%	$197,882
I Class
2021(3)	$9.80	0.03	(0.01)	0.02	(0.03)	$9.79	0.23%	0.44%(4)	0.67%(4)	106%	$30,962
2021	$9.75	0.03	0.08	0.11	(0.06)	$9.80	1.09%	0.45%	0.37%	162%	$36,987
2020	$9.48	0.14	0.29	0.43	(0.16)	$9.75	4.59%	0.45%	1.57%	206%	$23,045
2019	$9.45	0.18	0.04	0.22	(0.19)	$9.48	2.35%	0.45%	1.91%	128%	$3,347
2018(5)	$9.58	0.12	(0.13)	(0.01)	(0.12)	$9.45	(0.11)%	0.45%(4)	1.26%(4)	101%(6)	$2,691

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$9.81	0.02	(0.02)	—	(0.01)	$9.80	0.04%	0.79%(4)	0.32%(4)	106%	$8,419
2021	$9.76	—(7)	0.07	0.07	(0.02)	$9.81	0.75%	0.80%	0.02%	162%	$10,876
2020	$9.48	0.11	0.30	0.41	(0.13)	$9.76	4.33%	0.80%	1.22%	206%	$8,987
2019	$9.45	0.14	0.05	0.19	(0.16)	$9.48	1.99%	0.80%	1.56%	128%	$5,293
2018	$9.59	0.08	(0.13)	(0.05)	(0.09)	$9.45	(0.53)%	0.80%	0.80%	101%	$8,897
2017	$9.66	0.03	(0.06)	(0.03)	(0.04)	$9.59	(0.29)%	0.80%	0.29%	99%	$10,849
C Class
2021(3)	$9.58	(0.02)	(0.02)	(0.04)	—(7)	$9.54	(0.42)%	1.54%(4)	(0.43)%(4)	106%	$3,046
2021	$9.57	(0.07)	0.08	0.01	—(7)	$9.58	0.11%	1.55%	(0.73)%	162%	$2,335
2020	$9.29	0.05	0.27	0.32	(0.04)	$9.57	3.46%	1.55%	0.47%	206%	$2,991
2019	$9.18	0.09	0.02	0.11	—(7)	$9.29	1.20%	1.55%	0.81%	128%	$2,679
2018	$9.29	—(7)	(0.11)	(0.11)	—	$9.18	(1.18)%	1.55%	0.05%	101%	$585
2017	$9.39	(0.04)	(0.06)	(0.10)	—	$9.29	(1.06)%	1.55%	(0.46)%	99%	$726
R Class
2021(3)	$9.76	—(7)	(0.01)	(0.01)	—(7)	$9.75	(0.10)%	1.04%(4)	0.07%(4)	106%	$2,890
2021	$9.72	(0.03)	0.08	0.05	(0.01)	$9.76	0.52%	1.05%	(0.23)%	162%	$3,172
2020	$9.44	0.07	0.31	0.38	(0.10)	$9.72	4.09%	1.05%	0.97%	206%	$1,995
2019	$9.41	0.13	0.03	0.16	(0.13)	$9.44	1.74%	1.05%	1.31%	128%	$301
2018	$9.55	0.04	(0.11)	(0.07)	(0.07)	$9.41	(0.78)%	1.05%	0.55%	101%	$178
2017	$9.62	0.01	(0.07)	(0.06)	(0.01)	$9.55	(0.62)%	1.05%	0.04%	99%	$1,048

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2021(3)	$9.81	0.04	(0.02)	0.02	(0.04)	$9.79	0.17%	0.34%(4)	0.77%(4)	106%	$16,627
2021	$9.75	0.05	0.08	0.13	(0.07)	$9.81	1.29%	0.35%	0.47%	162%	$24,972
2020	$9.48	0.16	0.28	0.44	(0.17)	$9.75	4.69%	0.35%	1.67%	206%	$25,528
2019	$9.45	0.19	0.04	0.23	(0.20)	$9.48	2.45%	0.35%	2.01%	128%	$23,847
2018	$9.59	0.12	(0.13)	(0.01)	(0.13)	$9.45	(0.08)%	0.35%	1.25%	101%	$19,730
2017	$9.66	0.07	(0.05)	0.02	(0.09)	$9.59	0.16%	0.35%	0.74%	99%	$22,105

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the
24

one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer universe. The Board concluded that the
25

management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.
26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
27

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.
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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90812 2111

(b) None

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4)(i) Change in Registrant’s Independent Public Accountant.

(a)(4)(ii) Letter from PricewaterhouseCoopers LLP.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 23, 2021

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 23, 2021